PROSPECTUS

JANUARY 28, 2020, AS AMENDED MARCH 30, 2020
AND MAY 27, 2020

	Investor Class	Advisor Class	Institutional Class	Service Class
Oakmark Fund	OAKMX	OAYMX	OANMX	OARMX
Oakmark Select Fund	OAKLX	OAYLX	OANLX	OARLX
Oakmark Equity and Income Fund	OAKBX	OAYBX	OANBX	OARBX
Oakmark Global Fund	OAKGX	OAYGX	OANGX	OARGX
Oakmark Global Select Fund	OAKWX	OAYWX	OANWX	OARWX
Oakmark International Fund	OAKIX	OAYIX	OANIX	OARIX
Oakmark International Small Cap Fund	OAKEX	OAYEX	OANEX	OAREX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Oakmark Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on Oakmark.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your intermediary or, if you hold your shares directly with the Funds, by calling 1-800-OAKMARK (625-6275) or visiting Oakmark.com.

You may elect to receive all future reports in paper free of charge. If you invest through an intermediary, you can contact your intermediary to request that you continue to receive paper copies of your shareholder reports. If you hold your shares directly with the Funds, you can call 1-800-OAKMARK (625-6275) to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds you hold directly or all Funds you hold through your intermediary, as applicable.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Advised by Harris Associates L.P.

TABLE OF CONTENTS

FUND SUMMARIES	1
Oakmark Fund	1
Oakmark Select Fund	9
Oakmark Equity and Income Fund	17
Oakmark Global Fund	27
Oakmark Global Select Fund	36
Oakmark International Fund	44
Oakmark International Small Cap Fund	53
HOW THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES	62
Investment Objectives	62
Change in Investment Objective	62
Principal Investment Strategies	62
Investment Techniques	65
Risk Factors	67
Portfolio Holdings Disclosure	74
MANAGEMENT OF THE FUNDS	75
INVESTING WITH THE OAKMARK FUNDS	78
Eligibility to Buy Shares	78
Account Information	78
Types of Accounts	79
Investment Minimums	80
Share Price	81
General Purchasing Policies	83
General Redemption Policies	84

HOW TO PURCHASE INVESTOR CLASS SHARES, ADVISOR CLASS SHARES AND INSTITUTIONAL CLASS SHARES	87
Through your Intermediary	87
By Internet	87
By Check	88
By Wire Transfer	88
By Electronic Transfer	89
By Automatic Investment	89
By Payroll Deduction	90
By Exchange	91
By Telephone	92
HOW TO REDEEM INVESTOR CLASS SHARES, ADVISOR CLASS SHARES AND INSTITUTIONAL CLASS SHARES	93
Through your Intermediary	93
By Internet	93
In Writing	93
By Telephone	93
By Electronic Transfer	94
By Exchange	94
By Wire Transfer	95
By Automatic Redemption	95
Signature Guarantee	96
Small Account Fee Policy	96
Small Account Redemption	96
EXCHANGING AND CONVERTING SHARES	97
Exchanges in Shares of the Same Class between Different Funds	97
Exchanges between Classes of Shares of the Same Fund	97
Conversion of Shares Due to Eligibility	97
Conversion of Shares Due to Ineligibility	97
Additional Information about Exchanges and Conversions	98
SHAREHOLDER SERVICES	99
Direct Investors—Investor Class Shareholders, Advisor Class Shareholders, and Institutional Class Shareholders	99
Expenses	101
Escheatment of Fund Assets	102
Investors through an Intermediary—Investor Class Shareholders, Advisor Class Shareholders, and Institutional Class Shareholders	102
Service Class Shareholders	103
DISTRIBUTIONS AND TAXES	104
Distributions	104
Taxes	104
FINANCIAL HIGHLIGHTS	107

OAKMARK FUND

INVESTMENT OBJECTIVE

Oakmark Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.73%	0.73%	0.73%	0.73%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.19%	0.09%	0.01%	0.46%
Total Annual Fund Operating Expenses	0.92%	0.82%	0.74%	1.19%
Less: Fee waivers and/or expense reimbursements(1)	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.88%	0.78%	0.70%	1.15%

(1)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.043% of its management fee otherwise payable to it by the Fund through January 27, 2021. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$90	$80	$72	$117
3 Years	281	249	224	365
5 Years	488	433	391	632
10 Years	1,085	966	874	1,395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies. The Fund generally invests in the securities of larger capitalization companies. The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

OAKMARK FUND

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, when such use is desirable because of tax or other considerations.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

OAKMARK FUND

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders;

OAKMARK FUND

therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

OAKMARK FUND

Since 2010, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 14.4%, during the quarter ended March 31, 2012
• Lowest quarterly return: -17.3%, during the quarter ended December 31, 2018

Average Annual Total Returns for Periods Ended December 31, 2019

Oakmark Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	26.98%	8.82%	12.43%
Return after taxes on distributions	24.63%	7.63%	11.43%
Return after taxes on distributions and sale of Fund shares	17.61%	6.84%	10.24%
Advisor Class
Return before taxes	27.09%	None	None
Institutional Class
Return before taxes	27.19%	None	None
Service Class
Return before taxes	26.65%	8.50%	12.09%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Institutional Class Shares, and Advisor Class Shares will vary from returns shown for Investor Class Shares.

OAKMARK FUND

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Oakmark Fund.

PORTFOLIO MANAGERS

William C. Nygren, CFA, Kevin G. Grant, CFA and Michael A. Nicolas, CFA manage the Fund's portfolio. Mr. Nygren is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 1983 and has managed the Fund since 2000. Mr. Grant is Co-Chairman, a portfolio manager and analyst of the Adviser. He joined the Adviser in 1988 and has managed the Fund since 2000. Mr. Nicolas is a portfolio manager and analyst of the Adviser. He joined the Adviser in 2013 and has managed the Fund since 2020.

PURCHASE AND SALE OF FUND SHARES

The Fund's initial investment minimums generally are set forth in the table below. Once your account is open, subsequent investments may be made in any amount.

Where You Invest	Investor Class		Advisor Class	Institutional Class	Service Class(2)
Through intermediaries held in omnibus(3) accounts	No minimum		No minimum	No minimum	N/A
In certain retirement plans	No minimum		No minimum	No minimum	No minimum
Directly with the Fund or through intermediaries not held in omnibus accounts	$1,000	(1)	$100,000	$1,000,000	N/A

(1)  For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an automatic investment plan, and accounts set up with a payroll deduction plan.

(2)  Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

(3)  An omnibus account is a single account in the Fund held in the name of an intermediary that contains aggregated assets of the intermediary's customer investments in the Fund. Consult your financial advisor or intermediary if you are unsure how your intermediary assets are held.

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds, P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Some redemptions may require a Medallion signature guarantee.

Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor.

OAKMARK FUND

Intermediaries may impose their own minimum investment requirements. Although the Fund does not impose any sales charges on any class of shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. You may be eligible to transact in the other classes of shares that are offered by the Fund that have different fees and expenses. Please contact your intermediary for additional information.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information.

OAKMARK FUND

OAKMARK SELECT FUND

INVESTMENT OBJECTIVE

Oakmark Select Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.88%	0.88%	0.88%	0.88%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.19%	0.05%	0.01%	0.42%
Total Annual Fund Operating Expenses	1.07%	0.93%	0.89%	1.30%
Less: Fee waivers and/or expense reimbursements(1)	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	1.00%	0.86%	0.82%	1.23%

(1)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.074% of its management fee otherwise payable to it by the Fund through January 27, 2021. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK SELECT FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$102	$88	$84	$126
3 Years	319	276	263	392
5 Years	554	479	457	678
10 Years	1,228	1,066	1,017	1,494

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of U.S. companies. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund could own as few as twelve securities, but generally will have approximately twenty securities in its portfolio and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry. The Fund generally invests in the securities of large- and mid-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

OAKMARK SELECT FUND

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, when such use is desirable because of tax or other considerations.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

OAKMARK SELECT FUND

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Non-Diversification Risk. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified Fund's shares. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility and may lead to greater losses.

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

OAKMARK SELECT FUND

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large and medium) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

OAKMARK SELECT FUND

Since 2010, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 15.6%, during the quarter ended March 31, 2012
• Lowest quarterly return: -21.7%, during the quarter ended December 31, 2018

Average Annual Total Returns for Periods Ended December 31, 2019

Select Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	27.69%	4.30%	10.60%
Return after taxes on distributions	27.48%	3.58%	9.61%
Return after taxes on distributions and sale of Fund shares	16.53%	3.28%	8.66%
Advisor Class
Return before taxes	27.82%	None	None
Institutional Class
Return before taxes	27.87%	None	None
Service Class
Return before taxes	27.40%	4.00%	10.27%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

OAKMARK SELECT FUND

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Select Fund.

PORTFOLIO MANAGERS

William C. Nygren, CFA, Anthony P. Coniaris, CFA and Thomas W. Murray manage the Fund's portfolio. Mr. Nygren is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 1983 and has managed the Fund since its inception in 1996. Mr. Coniaris is Co-Chairman and a portfolio manager of the Adviser. He joined the Adviser in 1999 and has managed the Fund since 2013. Mr. Murray is a Vice President, Director of U.S. Research, portfolio manager and analyst of the Adviser. He joined the Adviser in 2003 and has managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES

The Fund's initial investment minimums generally are set forth in the table below. Once your account is open, subsequent investments may be made in any amount.

Where You Invest	Investor Class		Advisor Class	Institutional Class	Service Class(2)
Through intermediaries held in omnibus(3) accounts	No minimum		No minimum	No minimum	N/A
In certain retirement plans	No minimum		No minimum	No minimum	No minimum
Directly with the Fund or through intermediaries not held in omnibus accounts	$1,000	(1)	$100,000	$1,000,000	N/A

(1)  For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an automatic investment plan, and accounts set up with a payroll deduction plan.

(2)  Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

(3)  An omnibus account is a single account in the Fund held in the name of an intermediary that contains aggregated assets of the intermediary's customer investments in the Fund. Consult your financial advisor or intermediary if you are unsure how your intermediary assets are held.

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds, P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Some redemptions may require a Medallion signature guarantee.

OAKMARK SELECT FUND

Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Intermediaries may impose their own minimum investment requirements. Although the Fund does not impose any sales charges on any class of shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. You may be eligible to transact in the other share classes of shares that are offered by the Fund that have different fees and expenses. Please contact your intermediary for additional information.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information.

OAKMARK SELECT FUND

OAKMARK EQUITY AND
INCOME FUND

INVESTMENT OBJECTIVE

Oakmark Equity and Income Fund seeks income and preservation and growth of capital.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.71%	0.71%	0.71%	0.71%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.20%	0.07%	0.02%	0.44%
Total Annual Fund Operating Expenses	0.91%	0.78%	0.73%	1.15%
Less: Fee waivers and/or expense reimbursements(1)	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.81%	0.68%	0.63%	1.05%

(1)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.099% of its management fee otherwise payable to it by the Fund through January 27, 2021. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK EQUITY AND INCOME FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$82	$70	$64	$107
3 Years	258	219	200	335
5 Years	448	380	349	581
10 Years	999	850	781	1,287

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of U.S. equity and debt securities (although the Fund may invest up to 35% of its total assets in equity and debt securities of non-U.S. issuers). The Fund is intended to present a balanced investment program between growth and income by investing approximately 40-75% of its total assets in common stock, including securities convertible into common stock, and up to 60% of its total assets in debt securities issued by the U.S. government or any of its agencies or instrumentalities (including agency mortgage-backed securities), non U.S. governments, and corporate entities rated at the time of purchase within the two highest ratings assigned by Moody's Investors Service, Inc. or by S&P Global Ratings, a division of S&P Global. The Fund may invest up to 20% of its total assets in unrated or below investment grade rated debt securities, commonly called junk bonds. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings

OAKMARK EQUITY AND INCOME FUND

that are growing and are reasonably predictable; and (3) high level of company management ownership.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its equity investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

The proportion of the Fund held in debt securities will vary in light of the Adviser's view of the attractiveness of debt securities. In times when the Adviser believes equities provide above average absolute value, the proportion of the Fund allocated to debt securities will decline. In selecting debt securities, the Adviser considers many factors, including among other things, quality, yield-to-maturity, liquidity, current yield and call risk. The Adviser believes the role of fixed income investments in the Fund is to help buffer the volatility of the Fund's equity portfolio and generate income.

OAKMARK EQUITY AND INCOME FUND

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to

OAKMARK EQUITY AND INCOME FUND

currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities.

Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks.

Debt Securities Risk. Debt securities are subject to credit risk, call risk, interest rate risk and liquidity risk.

Credit Risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Call Risk. Upon the issuer's desire to call a security, or under other circumstances where a security is called, including when interest rates are low and issuers opt to repay the obligation underlying a "callable security" early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Interest Rate Risk. The Fund's yield and share price will fluctuate in response to changes in interest rates and there is a risk of loss due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Liquidity Risk. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell such security at an advantageous time or price and may be forced to sell a security at a discount to the Adviser's estimated value of such a security.

U.S. Government Securities Risk. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the United States and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

Sovereign Debt Risk. Sovereign debt instruments, including U.S. and non-U.S. debt instruments, are subject to the risk that a governmental entity may delay, refuse, or be unable to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity's debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign

OAKMARK EQUITY AND INCOME FUND

debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a government entity has not repaid may be collected.

Lower-Rated Debt Securities Risk. Below investment grade securities (commonly called junk bonds) are regarded as having predominately speculative characteristics with respect to the issuer's continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock's price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock's price is low relative to the conversion price. The general market risks of debt securities that are common to

OAKMARK EQUITY AND INCOME FUND

convertible securities include, but are not limited to, interest rate risk and credit risk. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly called junk bonds). To the extent the Fund invests in convertible securities issued by mid- or small-cap companies, it will be subject to the risks of investing in such companies.

Mortgage-Backed Securities Risk. In addition to being subject to the risks associated with investments in fixed-income securities generally (e.g., credit, liquidity and valuation risks), the values of mortgage-backed securities are influenced by the factors affecting the assets underlying the securities. The value of these securities may be significantly affected by changes in interest rates. These securities are also subject to the risk of default on the underlying mortgages, which may increase particularly during periods of market downturn. An unexpectedly high rate of defaults on the underlying assets will decrease the security's value. If borrowers pay back principal on mortgage-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration, the Fund's performance could be impacted. In general, a mortgage-backed security might be called or otherwise converted, prepaid or redeemed before maturity due to an excess in cash flow to the issuer or due to a decline in interest rates. In the event there is a prepayment, the Fund would need to reinvest the proceeds, possibly in an investment offering a lower yield or interest rate. On the other hand, in general, slower payoffs or extension may occur if market interest rates rise, which has the effect of increasing the duration or interest rate risk of the impacted securities.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's annual average returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

OAKMARK EQUITY AND INCOME FUND

Since 2010, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 9.0%, during the quarter ended December 31, 2011
• Lowest quarterly return: -12.8%, during the quarter ended September 30, 2011

Average Annual Total Returns for Periods Ended December 31, 2019

Equity and Income Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	19.31%	5.79%	7.78%
Return after taxes on distributions	16.86%	3.99%	6.32%
Return after taxes on distributions and sale of Fund shares	13.04%	4.31%	6.12%
Advisor Class
Return before taxes	19.43%	None	None
Institutional Class
Return before taxes	19.50%	None	None
Service Class
Return before taxes	18.99%	5.49%	7.46%
Lipper Balanced Funds Index (does not reflect the deduction of fees, expenses or taxes)	19.44%	6.76%	8.12%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	31.49%	11.70%	13.56%
Barclays U.S. Government/Credit Index (does not reflect the deduction of fees, expenses or taxes)	9.71%	3.23%	3.96%

The Lipper Balanced Fund Index measures the equal weighted performance of the 30 largest U.S. balanced funds as defined by Lipper. This index is unmanaged and investors cannot invest directly in this index. The S&P 500 Total Return Index is a float-adjusted, capitalization-weighted index of 500 U.S. large-capitalization stocks representing all major industries. It is a widely recognized index of broad U.S. equity market performance. Returns reflect the reinvestment of dividends. This index is unmanaged and investors cannot invest directly in this index. The Barclays U.S.

OAKMARK EQUITY AND INCOME FUND

Government / Credit Index measures the non-securitized component of the U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities. This index is unmanaged and investors cannot invest directly in this index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Equity and Income Fund.

PORTFOLIO MANAGERS

Clyde S. McGregor, CFA, M. Colin Hudson, CFA and Adam D. Abbas manage the Fund's portfolio. Mr. McGregor is a Vice President and portfolio manager of the Adviser. He joined the Adviser in 1981 and has managed the Fund since its inception in 1995. Mr. Hudson is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2005 and has managed the Fund since 2013. Mr. Abbas is a portfolio manager and analyst of the Adviser. He joined the Adviser in 2018 and has managed the Fund since 2020.

PURCHASE AND SALE OF FUND SHARES

The Fund's initial investment minimums generally are set forth in the table below. Once your account is open, subsequent investments may be made in any amount.

Where You Invest	Investor Class		Advisor Class	Institutional Class	Service Class(2)
Through intermediaries held in omnibus(3) accounts	No minimum		No minimum	No minimum	N/A
In certain retirement plans	No minimum		No minimum	No minimum	No minimum
Directly with the Fund or through intermediaries not held in omnibus accounts	$1,000	(1)	$100,000	$1,000,000	N/A

(1)  For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an automatic investment plan, and accounts set up with a payroll deduction plan.

OAKMARK EQUITY AND INCOME FUND

(2)  Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

(3)  An omnibus account is a single account in the Fund held in the name of an intermediary that contains aggregated assets of the intermediary's customer investments in the Fund. Consult your financial advisor or intermediary if you are unsure how your intermediary assets are held.

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds, P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Some redemptions may require a Medallion signature guarantee.

Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Intermediaries may impose their own minimum investment requirements. Although the Fund does not impose any sales charges on any class of shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. You may be eligible to transact in the other classes of shares that are offered by the Fund that have different fees and expenses. Please contact your intermediary for additional information.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information.

OAKMARK EQUITY AND INCOME FUND

OAKMARK GLOBAL FUND

INVESTMENT OBJECTIVE

Oakmark Global Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	1.01%	1.01%	1.01%	1.01%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.22%	0.09%	0.05%	0.46%
Total Annual Fund Operating Expenses	1.23%	1.10%	1.06%	1.47%
Less: Fee waivers and/or expense reimbursements(1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	1.17%	1.04%	1.00%	1.41%

(1)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.059% of its management fee otherwise payable to it by the Fund through January 27, 2021. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK GLOBAL FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$120	$107	$102	$144
3 Years	373	332	317	446
5 Years	645	577	550	771
10 Years	1,424	1,277	1,220	1,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the

OAKMARK GLOBAL FUND

following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the

OAKMARK GLOBAL FUND

companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various

OAKMARK GLOBAL FUND

administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in e1merging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because

OAKMARK GLOBAL FUND

the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2010, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 15.8%, during the quarter ended March 31, 2012
• Lowest quarterly return: -18.3%, during the quarter ended September 30, 2011

OAKMARK GLOBAL FUND

Average Annual Total Returns for Periods Ended December 31, 2019

Global Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	29.60%	5.96%	8.60%
Return after taxes on distributions	28.62%	4.65%	7.59%
Return after taxes on distributions and sale of Fund shares	18.44%	4.56%	6.91%
Advisor Class
Return before taxes	29.78%	None	None
Institutional Class
Return before taxes	29.83%	None	None
Service Class
Return before taxes	29.32%	5.64%	8.24%
MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)	27.67%	8.74%	9.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Global Fund.

PORTFOLIO MANAGERS

Clyde S. McGregor, CFA, David G. Herro, CFA, Anthony P. Coniaris, CFA and Jason E. Long, CFA manage the Fund's portfolio. Mr. McGregor is a Vice President and portfolio manager of the Adviser. He joined the Adviser in 1981 and has managed the Fund since 2003. Mr. Herro is Deputy Chairman, Chief Investment Officer of International Equity and a portfolio manager of the Adviser. He joined the Adviser in 1992 and has managed the Fund since 2016. Mr. Coniaris is Co-Chairman and a portfolio manager of the Adviser. He joined the Adviser in 1999 and has managed the Fund since 2016. Mr. Long is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2011 and has managed the Fund since 2016.

OAKMARK GLOBAL FUND

PURCHASE AND SALE OF FUND SHARES

The Fund's initial investment minimums generally are set forth in the table below. Once your account is open, subsequent investments may be made in any amount.

Where You Invest	Investor Class		Advisor Class	Institutional Class	Service Class(2)
Through intermediaries held in omnibus(3) accounts	No minimum		No minimum	No minimum	N/A
In certain retirement plans	No minimum		No minimum	No minimum	No minimum
Directly with the Fund or through intermediaries not held in omnibus accounts	$1,000	(1)	$100,000	$1,000,000	N/A

(1)  For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an automatic investment plan, and accounts set up with a payroll deduction plan.

(2)  Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

(3)  An omnibus account is a single account in the Fund held in the name of an intermediary that contains aggregated assets of the intermediary's customer investments in the Fund. Consult your financial advisor or intermediary if you are unsure how your intermediary assets are held.

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds, P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Some redemptions may require a Medallion signature guarantee.

Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Intermediaries may impose their own minimum investment requirements. Although the Fund does not impose any sales charges on any class of shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. You may be eligible to transact in the other classes of shares that are offered by the Fund that have different fees and expenses. Please contact your intermediary for additional information.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

OAKMARK GLOBAL FUND

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information.

OAKMARK GLOBAL FUND

OAKMARK GLOBAL SELECT FUND

INVESTMENT OBJECTIVE

Oakmark Global Select Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	1.01%	1.01%	1.01%	1.01%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.24%	0.13%	0.07%	0.49	%(1)
Total Annual Fund Operating Expenses	1.25%	1.14%	1.08%	1.50%
Less: Fee waivers and/or expense reimbursements(2)	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	1.18%	1.07%	1.01%	1.43%

(1)  "Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

(2)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.066% of its management fee otherwise payable to it by the Fund through January 27, 2021. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK GLOBAL SELECT FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$121	$109	$103	$146
3 Years	376	341	321	453
5 Years	651	592	556	783
10 Years	1,435	1,309	1,233	1,716

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund could own as few as twelve securities, but generally will have approximately twenty securities in its portfolio and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry. Typically, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies (unless the Adviser deems market conditions and/or company valuations less favorable to non-U.S. companies, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. companies). In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Fund generally invests in the securities of larger capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A

OAKMARK GLOBAL SELECT FUND

company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events

OAKMARK GLOBAL SELECT FUND

in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Non-Diversification Risk. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified Fund's shares. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility.

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging

OAKMARK GLOBAL SELECT FUND

countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

OAKMARK GLOBAL SELECT FUND

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2010, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 18.6%, during the quarter ended March 31, 2012
• Lowest quarterly return: -18.1%, during the quarter ended December 31, 2018

Average Annual Total Returns for Periods Ended December 31, 2019

Global Select Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	29.80%	6.78%	9.46%
Return after taxes on distributions	29.56%	5.97%	8.80%
Return after taxes on distributions and sale of Fund shares	18.02%	5.30%	7.73%
Advisor Class
Return before taxes	29.95%	None	None
Institutional Class
Return before taxes	29.94%	None	None
MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)	27.67%	8.74%	9.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from

OAKMARK GLOBAL SELECT FUND

those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Global Select Fund.

PORTFOLIO MANAGERS

William C. Nygren, CFA, David G. Herro, CFA, Anthony P. Coniaris, CFA and Eric Liu, CFA manage the Fund's portfolio. Mr. Nygren is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 1983 and has managed the Fund since its inception in 2006. Mr. Herro is Deputy Chairman, Chief Investment Officer of International Equity and a portfolio manager of the Adviser. He joined the Adviser in 1992 and has managed the Fund since its inception in 2006. Mr. Coniaris is Co-Chairman and a portfolio manager of the Adviser. He joined the Adviser in 1999 and has managed the Fund since 2016. Mr. Liu is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2009 and has managed the Fund since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund's initial investment minimums generally are set forth in the table below. Once your account is open, subsequent investments may be made in any amount.

Where You Invest	Investor Class		Advisor Class	Institutional Class	Service Class(2)
Through intermediaries held in omnibus(3) accounts	No minimum		No minimum	No minimum	N/A
In certain retirement plans	No minimum		No minimum	No minimum	No minimum
Directly with the Fund or through intermediaries not held in omnibus accounts	$1,000	(1)	$100,000	$1,000,000	N/A

(1)  For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an automatic investment plan, and accounts set up with a payroll deduction plan.

OAKMARK GLOBAL SELECT FUND

(2)  Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

(3)  An omnibus account is a single account in the Fund held in the name of an intermediary that contains aggregated assets of the intermediary's customer investments in the Fund. Consult your financial advisor or intermediary if you are unsure how your intermediary assets are held.

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds, P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Some redemptions may require a Medallion signature guarantee.

Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Intermediaries may impose their own minimum investment requirements. Although the Fund does not impose any sales charges on any class of shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. You may be eligible to transact in the other classes of shares that are offered by the Fund that have different fees and expenses. Please contact your intermediary for additional information.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information.

OAKMARK GLOBAL SELECT FUND

OAKMARK INTERNATIONAL FUND

INVESTMENT OBJECTIVE

Oakmark International Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.83%	0.83%	0.83%	0.83%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.20%	0.12%	0.03%	0.46%
Total Annual Fund Operating Expenses	1.03%	0.95%	0.86%	1.29%
Less: Fee waivers and/or expense reimbursements(1)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.98%	0.90%	0.81%	1.24%

(1)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.052% of its management fee otherwise payable to it by the Fund through January 27, 2021. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK INTERNATIONAL FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$100	$92	$83	$126
3 Years	313	286	259	394
5 Years	543	496	449	682
10 Years	1,205	1,103	1,001	1,501

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the Fund will invest in the securities of at least five countries outside of the United States. There are no geographic limits on the Fund's non-U.S. investments. The Fund may invest in securities of large-, mid-, and small- capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings

OAKMARK INTERNATIONAL FUND

that are growing and are reasonably predictable; and (3) high level of company management ownership.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the

OAKMARK INTERNATIONAL FUND

success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in

OAKMARK INTERNATIONAL FUND

connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Liquidity Risk. Trading markets or a particular investment in which the Fund is invested, including securities of issuers located outside the United States, may become less liquid or even illiquid. Illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that they may not be sold for the price at which the Fund is carrying them. This risk may be heightened with investments in issuers located in developing and emerging countries. The inability to sell an investment can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller

OAKMARK INTERNATIONAL FUND

companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2010, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 16.8%, during the quarter ended March 31, 2012
• Lowest quarterly return: -20.4%, during the quarter ended September 30, 2011

OAKMARK INTERNATIONAL FUND

Average Annual Total Returns for Periods Ended December 31, 2019

International Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	24.21%	5.07%	7.30%
Return after taxes on distributions	23.97%	4.39%	6.67%
Return after taxes on distributions and sale of Fund shares	15.00%	4.05%	5.96%
Advisor Class
Return before taxes	24.33%	None	None
Institutional Class
Return before taxes	24.43%	None	None
Service Class
Return before taxes	23.92%	4.76%	6.95%
MSCI World ex U.S. Index (Net) (does not reflect the deduction of fees, expenses or taxes)	22.49%	5.42%	5.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the International Fund.

PORTFOLIO MANAGERS

David G. Herro, CFA and Michael L. Manelli, CFA manage the Fund's portfolio. Mr. Herro is Deputy Chairman, Chief Investment Officer of International Equity and a portfolio manager of the Adviser. He joined the Adviser in 1992 and has managed the Fund since its inception in 1992. Mr. Manelli is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2005 and has managed the Fund since 2016.

OAKMARK INTERNATIONAL FUND

PURCHASE AND SALE OF FUND SHARES

The Fund's initial investment minimums generally are set forth in the table below. Once your account is open, subsequent investments may be made in any amount.

Where You Invest	Investor Class		Advisor Class	Institutional Class	Service Class(2)
Through intermediaries held in omnibus(3) accounts	No minimum		No minimum	No minimum	N/A
In certain retirement plans	No minimum		No minimum	No minimum	No minimum
Directly with the Fund or through intermediaries not held in omnibus accounts	$1,000	(1)	$100,000	$1,000,000	N/A

(1)  For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an automatic investment plan, and accounts set up with a payroll deduction plan.

(2)  Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

(3)  An omnibus account is a single account in the Fund held in the name of an intermediary that contains aggregated assets of the intermediary's customer investments in the Fund. Consult your financial advisor or intermediary if you are unsure how your intermediary assets are held.

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds, P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Some redemptions may require a Medallion signature guarantee.

Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Intermediaries may impose their own minimum investment requirements. Although the Fund does not impose any sales charges on any class of shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. You may be eligible to transact in the other classes of shares that are offered by the Fund that have different fees and expenses. Please contact your intermediary for additional information.

OAKMARK INTERNATIONAL FUND

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information.

OAKMARK INTERNATIONAL FUND

OAKMARK INTERNATIONAL
SMALL CAP FUND

INVESTMENT OBJECTIVE

Oakmark International Small Cap Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	1.17%	1.17%	1.17%	1.17%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.21%	0.09%	0.06%	0.41%
Total Annual Fund Operating Expenses	1.38%	1.26%	1.23%	1.58%

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$141	$128	$126	$161
3 Years	438	400	392	500
5 Years	757	692	678	862
10 Years	1,661	1,523	1,493	1,882

OAKMARK INTERNATIONAL SMALL CAP FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of "small cap companies." A small cap company is one whose market capitalization is no greater than the largest market capitalization of any company included in the S&P EPAC (Europe Pacific Asia Composite) Small Cap Index ($16.85 billion as of December 31, 2019).

The Fund may invest in non-U.S. markets throughout the world, including emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the Fund will invest in the securities of at least five countries outside the United States. There are no geographic limits on the Fund's non-U.S. investments.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

OAKMARK INTERNATIONAL SMALL CAP FUND

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to seventy stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

OAKMARK INTERNATIONAL SMALL CAP FUND

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Small Cap Securities Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. Therefore, when purchasing and selling smaller cap securities, the Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities. Additionally, if the Fund is forced to sell securities to meet redemption requests or other cash needs, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. Smaller companies also may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to seventy rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic

OAKMARK INTERNATIONAL SMALL CAP FUND

developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Liquidity Risk. Trading markets or a particular investment in which the Fund is invested, including securities of smaller companies and securities of issuers located outside the United States, may become less liquid or even illiquid. Illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that they may not be sold for the price at which the Fund is carrying them. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. This risk may be heightened with investments in issuers located in developing and emerging countries. The inability to sell an investment can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

OAKMARK INTERNATIONAL SMALL CAP FUND

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category carries the risk that due to current market conditions, that category may be out of favor with investors.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2010, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 19.8%, during the quarter ended March 31, 2012
• Lowest quarterly return: -19.9%, during the quarter ended September 30, 2011

OAKMARK INTERNATIONAL SMALL CAP FUND

Average Annual Total Returns for Periods Ended December 31, 2019

International Small Cap Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	31.90%	6.32%	6.76%
Return after taxes on distributions	31.95%	5.47%	6.06%
Return after taxes on distributions and sale of Fund shares	19.04%	4.94%	5.44%
Advisor Class
Return before taxes	32.05%	None	None
Institutional Class
Return before taxes	32.01%	None	None
Service Class
Return before taxes	31.53%	6.02%	6.45%
MSCI World ex U.S. Small Cap Index (Net)	25.41%	8.17%	8.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from foreign tax credits or any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the International Small Cap Fund.

PORTFOLIO MANAGERS

David G. Herro, CFA, Michael L. Manelli, CFA and Justin D. Hance, CFA manage the Fund's portfolio. Mr. Herro is Deputy Chairman, Chief Investment Officer of International Equity and a portfolio manager of the Adviser. He joined the Adviser in 1992 and has managed the Fund since its inception in 2005. Mr. Manelli is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2005 and has managed the Fund since 2011. Mr. Hance is a Vice President, Director of International Research and a portfolio manager of the Adviser. He joined the Adviser in 2010 and has managed the Fund since 2016.

OAKMARK INTERNATIONAL SMALL CAP FUND

PURCHASE AND SALE OF FUND SHARES

The Fund's initial investment minimums generally are set forth in the table below. Once your account is open, subsequent investments may be made in any amount.

Where You Invest	Investor Class		Advisor Class	Institutional Class	Service Class(2)
Through intermediaries held in omnibus(3) accounts	No minimum		No minimum	No minimum	N/A
In certain retirement plans	No minimum		No minimum	No minimum	No minimum
Directly with the Fund or through intermediaries not held in omnibus accounts	$1,000	(1)	$100,000	$1,000,000	N/A

(1)  For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an automatic investment plan, and accounts set up with a payroll deduction plan.

(2)  Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

(3)  An omnibus account is a single account in the Fund held in the name of an intermediary that contains aggregated assets of the intermediary's customer investments in the Fund. Consult your financial advisor or intermediary if you are unsure how your intermediary assets are held.

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds, P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Some redemptions may require a Medallion signature guarantee.

Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Intermediaries may impose their own minimum investment requirements. Although the Fund does not impose any sales charges on any class of shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. You may be eligible to transact in the other classes of shares that are offered by the Fund that have different fees and expenses. Please contact your intermediary for additional information.

OAKMARK INTERNATIONAL SMALL CAP FUND

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information.

OAKMARK INTERNATIONAL SMALL CAP FUND

HOW THE FUNDS PURSUE THEIR
INVESTMENT OBJECTIVES

INVESTMENT OBJECTIVES

Oakmark Fund ("Oakmark Fund"), Oakmark Select Fund ("Select Fund"), Oakmark Global Fund ("Global Fund"), Oakmark Global Select Fund ("Global Select Fund"), Oakmark International Fund ("International Fund") and Oakmark International Small Cap Fund ("International Small Cap Fund") seek long-term capital appreciation. Oakmark Equity and Income Fund ("Equity and Income Fund") seeks income and preservation and growth of capital. (Each referred to as a "Fund" and collectively the "Funds" or "Oakmark Funds").

CHANGE IN INVESTMENT OBJECTIVE

Each Fund's investment objective may be changed by the Board of Trustees (the "Board") of Harris Associates Investment Trust (the "Trust") without shareholder approval. Shareholders will receive at least thirty days' written notice of any change in a Fund's investment objective. If the Board approves a change in a Fund's investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. There can be no assurance that a Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

Philosophy

The Funds use a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with Harris Associates L.P.'s (the "Adviser") estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what the Adviser believes is a company's intrinsic value presents the best opportunity to achieve a Fund's investment objective.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes:

•  free cash flows and intelligent investment of excess cash;

•  earnings that are growing and are reasonably predictable; and

•  high level of company management ownership.

THE OAKMARK FUNDS

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

Process

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. The Adviser does not rely upon recommendations generated from other brokerage or investment firms, generally referred to as the "Street." As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

The chief consideration in the selection of stocks for the Funds is the size of the discount of a company's current stock price compared to the Adviser's estimate of the company's intrinsic value. Once the Adviser identifies a stock that it believes is selling at a significant discount compared to the Adviser's estimate of the company's intrinsic value and that the company may have one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for a Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock held by a Fund. The Adviser monitors each portfolio holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

Bottom-Up Investment Process

All portfolio managers at the Adviser strive to abide by a consistent investment philosophy and process. This process involves a collective effort to identify what the managers believe are the best values in the marketplace. Each Fund manager typically constructs a focused portfolio from a list of approved stocks, built on a

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stock by stock basis from the bottom up. The following chart illustrates this bottom-up process:

Managing Risk

The Adviser tries to manage some of the risks of investing in common stocks by purchasing stocks whose prices it considers low relative to the companies' intrinsic value. The Adviser seeks companies with solid finances and proven records and continuously monitors each portfolio company.

For Equity and Income Fund, the Adviser attempts to manage the risks of investing in debt by conducting independent evaluations of the creditworthiness of the issuers and by actively managing the average duration of the Fund's portfolio holdings in anticipation of interest rate changes.

Furthermore, for Global Fund, Global Select Fund, International Fund and International Small Cap Fund, the Adviser attempts to manage some of the risks of investing in securities of non-U.S. issuers by considering the relative political and economic stability of a company's home country, the company's ownership structure, and the company's accounting practices.

Equity Securities

The types of equity securities in which each Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The chief consideration in selecting an equity security for a Fund is the size of the discount of the market price relative to the Adviser's estimate of the intrinsic value of the company.

Debt Securities

Each Fund may invest in debt securities of both governmental and corporate issuers. Each of Oakmark Fund, Select Fund, Global Fund and Global Select Fund may invest up to 25% of its total assets (each, valued at the time of investment), and each of International Fund and International Small Cap Fund may invest up to 10% of its total assets (each, valued at the time of investment) in debt securities. Equity and Income Fund may invest up to 60% of its assets (valued at the time of investment) in debt securities rated at the time of purchase within the two highest ratings

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assigned by Moody's Investors Service, Inc. ("Moody's") or by S&P Global Ratings, a division of S&P Global ("S&P"). Each Fund (other than Equity and Income Fund) may invest in debt securities that are rated below investment grade (commonly called junk bonds), with no minimum rating requirement for the debt securities in which those Funds may invest. Equity and Income Fund may invest up to 20% of its total assets in debt securities that are unrated or rated below investment grade. Descriptions of the ratings used by S&P and Moody's are included in Appendix A to the Statement of Additional Information.

Portfolio Structure

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on Fund performance; therefore, the portfolio of each Fund, except International Small Cap Fund, Select Fund and Global Select Fund, typically holds thirty to sixty stocks rather than hundreds. International Small Cap Fund typically holds thirty to seventy stocks rather than hundreds. Select Fund and Global Select Fund each generally holds approximately twenty stocks in its portfolio. The Funds may invest in small-, mid-, and large-capitalization companies, but Select Fund generally invests in securities of large- and mid-capitalization companies, and Oakmark Fund and Global Select Fund generally invest in securities of larger capitalization companies.

The Adviser's value investment philosophy also emphasizes investing for the long-term. The Adviser believes that the market will ultimately discover these undervalued companies, so it gives them the time such recognition requires. The Adviser has found that generally it takes three to five years for the gap between stock price and intrinsic value to narrow. Therefore, successful implementation of this value investment philosophy requires that the Funds and their shareholders have a long-term investment horizon.

INVESTMENT TECHNIQUES

In addition to the techniques described in each Fund's summary section, each of the Funds may employ the following techniques in pursuing the principal investment strategies described above.

Currency Exchange Transactions. Each Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price in U.S. dollars set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries that a Fund may invest in, or be exposed to, and are designed to serve as hedges against possible variations in the exchange rates for currencies. The Funds' forward currency transactions are limited to transaction hedging and portfolio hedging. Transaction hedging is the purchase or sale of a forward contract with respect to

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specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities.

Portfolio hedging uses of a forward contract on an actual or anticipated portfolio securities position that is denominated or quoted in a particular currency or exposed to foreign currency fluctuation. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in, or exposed to, a specific currency or currencies. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

A Fund may incur costs in connection with conversions between various currencies, and the Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. In addition, a Fund may not be able to readily dispose of such contracts at prices that approximate those at which a Fund could sell them if they were more widely traded. The limited liquidity of forward contracts also can affect their market price, thereby adversely affecting a Fund's net asset value. Counterparty risk associated with forward contracts is the risk that changes in the credit quality of a company that serves as a Fund's counterparty with respect to forward contract transactions supported by that party's credit, may affect the value of those instruments. In the event of insolvency of a counterparty, a Fund may sustain losses or be unable to liquidate its position.

Entering into forward currency contracts also may generate profits or losses for a Fund depending upon movements in the currencies in which the forward currency contract is denominated. The use of forward currency contracts subjects a Fund to counterparty risk, as discussed above. Assets used as cover or held in an account cannot be sold while the position in the corresponding contract is open, unless they are replaced with appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations. Although forward contracts may be used to protect a Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that a Fund's hedging strategy will be successful.

Short-Term Investments. In seeking to achieve its investment objective, a Fund ordinarily invests on a long-term basis, but on occasion also may invest on a short-term basis, for example, where short-term perceptions have created a significant gap between price and value. Occasionally, securities purchased on a long-term basis may be sold within 12 months after purchase in light of a change in the circumstances of a particular company or industry or in light of general market or economic conditions or if a security achieves its price target in an unexpected shorter period.

Temporary Defensive Investment Strategies. In response to adverse market, economic, political, or other unusual conditions, and in the interest of preserving the value of its portfolio, a Fund may utilize a temporary defensive investment strategy, if it determines such a strategy to be warranted, by holding cash (U.S.

THE OAKMARK FUNDS

dollars, foreign currencies, or multinational currency units) and/or investing up to 100% of its assets in high-quality debt obligations, money market instruments or repurchase agreements. Under normal market conditions, the potential for income or capital growth on these securities will tend to be lower than the potential for income or capital growth of capital on other securities that may be owned by a Fund. During periods when a Fund has assumed a temporary defensive position, it may miss certain other investment opportunities and it may not achieve its investment objective.

RISK FACTORS

In addition to the risks described in each Fund's summary section, you may be subject to the following principal risks if you invest in any of the Funds:

General Risks. All investments, including those in mutual funds, have risks, and no one investment is suitable for all investors. Each Fund is intended for long-term investors. Only Equity and Income Fund is intended to present a balanced investment program between growth and income.

To the extent that a Fund invests in the following types of securities, you also may be subject to other risks:

Convertible Securities Risk (a principal risk for Equity and Income Fund). The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock's price is high relative to the conversion price, and a convertible security is subject to the market risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock's price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible only at the option of the holder.

Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company's convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered "junior" securities—that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

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Debt Securities Risk (a principal risk for Equity and Income Fund). Each Fund may invest in debt securities of both governmental and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will generally affect its net asset value, but generally not the income it receives from debt securities it owns unless it is a variable rate obligation. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. In addition, if the debt securities contain call, prepayment, or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and the Fund would probably be unable to replace them with securities having as great a yield.

Lower-Rated Debt Securities Risk. Investment in medium- and lower-rated debt securities involves greater risk than investment in investment-grade debt securities, including the possibility of issuer default or bankruptcy. Lower-rated debt securities are obligations of companies rated BB or lower by S&P or Ba or lower by Moody's. Lower-rated debt securities are considered speculative and may be in poor standing or actually in default. Medium-rated debt securities are those rated BBB by S&P or Baa by Moody's. Securities so rated are considered to have speculative characteristics. Lower-rated debt securities and medium-rated securities are commonly called junk bonds. An economic downturn could severely disrupt the market in medium and lower rated debt securities and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-medium and lower-rated bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

The market for medium- and lower-rated debt securities tends to be less broad than the market for higher-quality debt securities. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may require a greater degree of judgment to establish a price and have greater difficulty selling these debt securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Sovereign Debt Risk. Foreign sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entities' debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund, European Commission or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to make payments on its obligation or to refinance outstanding debt through the issuance of additional bonds. There is no legal process for collecting sovereign debt that a government does not re-pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

THE OAKMARK FUNDS

Emerging Markets Risk (a principal risk for each of Global Fund, Global Select Fund, International Fund, and International Small Cap Fund). Investments in emerging markets may be considered speculative. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Government-Sponsored Entity Securities Risk (a principal risk for Equity and Income Fund). Each Fund may invest in government-sponsored entity securities, which are securities issued or guaranteed by entities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks, among others.

There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration. These securities have the lowest credit risk. Other types of securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the United States. For example, some securities are supported by the right of the agency or instrumentality to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority. As a result, you should be aware that although an issuer may be chartered or sponsored by Acts of Congress, an issuer may not be funded by congressional appropriations, and as such its securities are neither guaranteed nor insured by the U.S. Treasury. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the United States, there can be no assurance that the U.S. government will always provide financial support to the agency or instrumentality. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. A Fund will invest in securities of agencies or instrumentalities only if the Adviser believes that the credit risk involved is acceptable.

It is possible that the securities discussed in this section could be adversely affected by the actions (or inactions) of the U.S. government.

PROSPECTUS

Liquidity Risk (a principal risk for Equity and Income Fund, International Fund and International Small Cap Fund). From time to time, the trading market for a particular investment in which the Fund invests, or a particular instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund's ability to limit losses.

Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows, may limit the Fund's ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Capitalization Risk (a principal risk for all Funds). Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

Market Risk (a principal risk for all Funds). The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic, global health crises or similar pandemics, or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events,

THE OAKMARK FUNDS

such as global health crises or similar pandemics, and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates. The foregoing risks could impair the Fund's ability to maintain its operational standards and may result in delays and failures to certain processes, disrupt the operations of the Fund's service providers, impair the ability to complete redemptions, adversely affect the value and liquidity of your investments in the Fund, and negatively impact the Fund's performance. A health crisis may exacerbate other pre-existing political, social and economic risks. Governments and central banks may move to limit these negative economic effects with interventions that may be unprecedented in size and scope, but the ultimate impact of these efforts is uncertain. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.

Mortgage-Backed Securities Risk (a principal risk for Equity and Income Fund). In addition to being subject to the risks associated with investments in fixed-income securities generally (e.g., prepayment and extension, credit, liquidity and valuation risks), the values of mortgage-backed securities are influenced by the factors affecting the assets underlying the securities. The value of these securities may be significantly affected by changes in interest rates, the creditworthiness of the parties involved, or the market's perception of issuers. Changes in interest rates may affect these securities more quickly and more significantly than other types of debt securities. These securities are also subject to the risk of default on the underlying mortgages, which may increase particularly during periods of market downturn. An unexpectedly high rate of defaults on the underlying assets will decrease the security's value. Enforcing rights against such underlying assets in events of default may be difficult or insufficient. If borrowers pay back principal on mortgage-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration, the Fund's performance could be impacted. In general, a mortgage-backed security might be called or otherwise converted, prepaid or redeemed before maturity due to an excess in cash flow to the issuer or due to a decline in interest rates. In the event there is a prepayment, the Fund would need to reinvest the proceeds, possibly in an investment offering a lower yield or interest rate. On the other hand, in general, slower payoffs or extension may occur if market interest rates rise, which has the effect of increasing the duration or interest rate risk of the impacted securities.

Non-U.S. Securities Risk (a principal risk for each of Equity and Income Fund, Global Fund, Global Select Fund, International Fund and International Small Cap Fund). International investing may allow you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. Many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in those countries have exceeded those of similar U.S. investments, although there can be no assurance that those conditions will continue.

PROSPECTUS

You should understand and consider carefully the greater risks involved in investing internationally. These include: less public information with respect to companies; less governmental supervision of stock exchanges, securities brokers and companies; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in non-U.S. markets; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Although the Funds try to invest in companies located in countries having stable political environments, there is the possibility of restriction of foreign investment, expropriation of assets, or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which have had and may continue to have very negative effects on the economies and securities markets of those countries.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or Global Depositary Receipts (GDRs) that are not sponsored by the issuer of the underlying security. To the extent it does so, a Fund may bear its proportionate share of the expenses of the depository and might have greater difficulty in receiving copies of the issuer's shareholder communications than would be the case with a sponsored ADR, EDR or GDR.

The cost of investing in securities of non-U.S. issuers typically is higher than the cost of investing in U.S. securities. International Fund, International Small Cap Fund, Global Fund and Global Select Fund provide an efficient way for an individual to participate in non-U.S. markets, but their expenses, including advisory and custody fees, are higher than for a typical domestic equity fund.

Non-U.S. securities are generally denominated and traded in foreign currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund's non-U.S. securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar rises compared to a foreign currency, the value of an investment traded in that currency will fall because it will be worth fewer U.S. dollars. The Funds may try to hedge the risk of loss resulting from currency exchange fluctuation; however, there can be no guarantee that any hedging activity will be undertaken or, if undertaken, be successful. Further, hedging activity may reduce the risk of loss from currency fluctuations, but also may limit or reduce the opportunity for gain. Other currency-related risks include the possible imposition of exchange control regulations and currency restrictions that would prevent cash from being brought back to the United States.

THE OAKMARK FUNDS

Operational and Cybersecurity Risk (a principal risk for all Funds). The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial adverse impact on the Fund and its shareholders.

The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. The Adviser, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. While the Adviser has established business continuity plans and risk management systems seeking to address these problems, there are inherent limitations in such plans and systems, and it is not possible for the Adviser or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Options Risk (a principal risk for Oakmark Fund and Select Fund). The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses

PROSPECTUS

sustained from exercised options. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

REITs and Other Real Estate Companies Risk (a principal risk for Equity and Income Fund). Securities of real estate investment trusts (also known as "REITs") and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free "pass-through" of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, ("Code") or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows non-corporate entities such a deduction for 20% of qualified REIT dividends. Recently issued proposed regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Small and Mid Cap Securities Risk (a principal risk for International Small Cap Fund). During some periods, the securities of small and mid cap companies, as a class, have performed better than the securities of large cap companies, and in some periods they have performed worse. Stocks of small and mid cap companies tend to be more volatile and less liquid than stocks of large cap companies.

Small and mid cap companies, as compared to larger cap companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their shares.

PORTFOLIO HOLDINGS DISCLOSURE

Information on the Funds' portfolio holdings disclosure policies and procedures is available in the Statement of Additional Information. Each Fund posts on Oakmark.com a complete list of its portfolio holdings usually within 10 business days after the Funds' fiscal quarter-end.

THE OAKMARK FUNDS

MANAGEMENT OF THE FUNDS

The Funds' investments and business affairs are managed by Harris Associates L.P. The Adviser also serves as investment adviser or sub-adviser to individuals, trusts, retirement plans, endowments, foundations and other mutual funds and as manager to private partnerships. Together with a predecessor, the Adviser has advised and managed mutual funds since 1970. The Adviser's address is 111 South Wacker Drive, Suite 4600, Chicago, Illinois 60606-4319.

Subject to the overall authority and supervision of the Board, the Adviser furnishes continuous investment supervision and management to the Funds and also furnishes office space, equipment, and management personnel.

Each Fund pays a management fee to the Adviser for serving as investment adviser and for providing administrative services. The fees reflected below are expressed as a percentage of average daily net assets. For the fiscal year ended September 30, 2019, the management fees paid by the Funds, as a percentage of average daily net assets, were:

Fund
Oakmark Fund	0.73%
Select Fund	0.88
Equity and Income Fund	0.71
Global Fund	1.01
Global Select Fund	1.01
International Fund	0.83
International Small Cap Fund	1.17

The Adviser has contractually agreed, through January 27, 2021, to waive the advisory fee otherwise payable to it by the following percentages with respect to each Fund: 0.043% for Oakmark Fund; 0.074% for Select Fund; 0.099% for Equity and Income Fund; 0.059% for Global Fund; 0.066% for Global Select Fund; and 0.052% for International Fund. When determining whether a Fund's total expenses exceed the additional contractual expense cap described below, a Fund's net advisory fee, reflecting application of the advisory fee waiver, will be used to calculate a Fund's total expenses. The Adviser is not entitled to collect on or make a claim for waived fees that are the subject of this undertaking at any time in the future. This arrangement may only be modified or amended with approval from a Fund and the Adviser.

PROSPECTUS

The Adviser has contractually agreed to reimburse each Fund Class to the extent that its annual ordinary operating expenses of a class exceed the following percentages of the average daily net assets of that class:

Fund*	Investor Class	Advisor Class	Institutional Class	Service Class
Oakmark Fund	1.50%	1.40%	1.30%	1.75%
Select Fund	1.50	1.40	1.30	1.75
Equity and Income Fund	1.00	0.90	0.80	1.25
Global Fund	1.75	1.65	1.55	2.00
Global Select Fund	1.75	1.65	1.55	2.00
International Fund	2.00	1.90	1.80	2.25
International Small Cap Fund	2.00	1.90	1.80	2.25

*  The agreement is effective through January 27, 2021. The Adviser is entitled to recoup from assets attributable to any Fund class amounts reimbursed to that Fund class, except to the extent that the Fund class already has paid such recoupment to the Adviser or such recoupment would cause the annual ordinary operating expenses of a Fund class for that fiscal year to exceed the applicable limit shown above or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the reimbursement occurred.

A discussion regarding the basis for the approval of the Funds' current investment advisory agreements with the Adviser by the Board will be available in the Funds' semi-annual report to shareholders for the fiscal period ended March 31, 2020.

Neither this prospectus nor the Statement of Additional Information is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that have not been waived. The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds. Shareholders are not parties to, or intended to be third-party beneficiaries of, those contractual arrangements.

This prospectus and the Statement of Additional Information provide information concerning each Fund that you should consider in determining whether to purchase shares of a Fund. Each Fund may make changes to this information from time to time.

PORTFOLIO MANAGERS

Oakmark Fund is managed by William C. Nygren, CFA, Kevin G. Grant, CFA and Michael A. Nicolas, CFA. Mr. Nygren joined the Adviser as an analyst in 1983 and was the Adviser's Director of Research from September 1990 to March 1998. He holds an M.S. in Finance from the University of Wisconsin—Madison (1981) and a B.S. in Accounting from the University of Minnesota (1980). Mr. Grant joined the Adviser in 1988 and joined the research team in 1991. He holds an M.B.A. in Finance from Loyola University—Chicago (1991) and a B.S. in Computer Science from the University of Wisconsin—Madison (1987). Mr. Nicolas joined the Adviser as an analyst in 2013. He holds a B.A. in Business Administration from the University of Wisconsin—Madison (2002).

THE OAKMARK FUNDS

Select Fund is managed by Mr. Nygren, Anthony P. Coniaris, CFA and Thomas W. Murray. Mr. Coniaris joined the Adviser as a research associate in 1999 and was an analyst from 2003 to 2019. He holds an M.B.A. from Northwestern University (2005) and a B.A. from Wheaton College (1999). Mr. Murray joined the Adviser as an analyst in 2003. He has an M.B.A. from Georgia State University (1996) and a B.A. from the University of North Carolina (1992).

Equity and Income Fund is managed by Clyde S. McGregor, CFA, M. Colin Hudson, CFA and Adam D. Abbas. Mr. McGregor joined the Adviser as an analyst in 1981 and began managing portfolios in 1986. He holds an M.B.A. in Finance from the University of Wisconsin—Madison (1977) and a B.A. in Economics and Religion from Oberlin College (1974). Mr. Hudson joined the Adviser as an analyst in 2005. He holds an M.B.A. in Finance from Indiana University (1999), an M.S. in Geology from Indiana University (1995) and a B.A. in Economics from DePauw University (1992). Mr. Abbas joined the Adviser as an analyst in 2018. Prior thereto, he was a lead portfolio manager at KVK Credit Opportunity Fund LP from 2016 to 2018 and a portfolio manager at Driehaus Capital Management from 2010 to 2015. He holds an M.B.A. from the University of Chicago (2013) and a B.S. from Northwestern University (2004).

Global Fund is managed by David G. Herro, CFA, Mr. McGregor, Mr. Coniaris and Jason E. Long, CFA. Mr. McGregor and Mr. Coniaris manage the Fund's U.S. holdings, and Mr. Herro and Mr. Long manage the Fund's non-U.S. holdings. Mr. Herro joined the Adviser in 1992 as a portfolio manager and analyst. He holds an M.A. in Economics from the University of Wisconsin—Milwaukee (1985) and a B.S. in Business and Economics from the University of Wisconsin—Platteville (1983). Mr. Long joined the Adviser in 2011 as an analyst. He holds a B.A. in Finance and International Economics from San Diego State University (1999).

Global Select Fund is managed by Mr. Nygren, Mr. Herro, Mr. Coniaris and Eric Liu, CFA. Mr. Nygren and Mr. Coniaris manage the Fund's U.S. holdings, and Mr. Herro and Mr. Liu manage the Fund's non-U.S. holdings. Mr. Liu joined the Adviser in 2009 as an analyst. He holds an M.B.A. from the University of Chicago (2009) and a B.A. from the University of California Los Angeles (2001).

International Fund is managed by Mr. Herro and Michael L. Manelli, CFA. Mr. Manelli joined the Adviser as an international analyst in 2005. He holds a B.B.A. from the University of Iowa (2000).

International Small Cap Fund is managed by Mr. Herro, Mr. Manelli and Justin D. Hance, CFA. Mr. Hance joined the Adviser in 2010 as an analyst. He holds a B.A. in Economics and Legal Studies from Claremont McKenna College (2006).

The Statement of Additional Information provides additional information regarding portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of shares of the Fund(s) each such portfolio manager manages.

PROSPECTUS

INVESTING WITH
THE OAKMARK FUNDS

The Funds are "no-load" mutual funds, which means that they do not impose any commission or sales charge when shares are purchased or sold. Shares of the Funds may be held directly with the Funds or through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. You may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus.

ELIGIBILITY TO BUY SHARES

All Funds. Each Fund generally is available for purchase only by residents of the United States, Puerto Rico, Guam, and the U.S. Virgin Islands. The Adviser, at its sole discretion, and on a case-by-case basis, may make exceptions regarding the eligibility requirements of any share class.

If you have any questions about your ability to purchase shares of one of these Funds, please call your intermediary or an investor service representative at 1-800-OAKMARK (625-6275).

Oakmark Units. Oakmark Units are the Administration Shares of the Financial Square Treasury Solutions Fund. The Financial Square Treasury Solutions Fund is a portfolio of the Goldman Sachs Trust. If exchanging into a Fund, the new account must have the minimum balance of $1,000 (or $500 with an automatic investment plan, a payroll deduction plan or for Coverdell Education Savings Accounts). All purchase, redemption and exchange orders for the Oakmark Units must generally be received prior to 3:00 p.m. Eastern time on days the Oakmark Units are open to be processed that day. Orders received after 3:00 p.m. will be processed the next business day.

For a prospectus and more complete information on the Oakmark Units, including management fees and expenses, please call 1-800-OAKMARK (625-6275) or visit Oakmark.com. Please read that prospectus carefully before you invest or send money. Oakmark Units are not offered or being sold through this prospectus.

ACCOUNT INFORMATION

Opening an Account

If you purchase Investor Class Shares, Advisor Class Shares, or Institutional Class Shares directly from the Funds, you may set up your account in any of the following ways:

•  Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.

•  Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor's social security number.

THE OAKMARK FUNDS

•  Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.

•  Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a resolution with your application that indicates which officers are authorized to act on behalf of the entity.

•  Retirement. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts (CESA). For detailed information on these accounts, see the Oakmark IRA Booklet and Coverdell Education Savings Booklet.

The Funds may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan's trustee, and the plan's trustee should contact the Fund regarding the establishment of an investment relationship.

If you invest in any class of shares of a Fund through an intermediary, the policies and procedures by which you can purchase and redeem shares may be governed by your intermediary. If you transact in any class of shares, you may be required to pay a commission to your intermediary acting as your broker. You may be eligible to transact in the other share classes that are offered by the Fund that have different fees and expenses. Please contact your intermediary for information on how to purchase and redeem your class of shares, or contact an Oakmark investor service representative at 1-800-OAKMARK (625-6275).

Service Class Shares of the Funds are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. Please see below for additional information.

TYPES OF ACCOUNTS

Investor Class, Advisor Class and Institutional Class Shares. Investor Class, Advisor Class and Institutional Class Shares are offered for purchase only to:

•  individuals, trusts, estates, endowments or foundations who purchase directly from the Fund, or non-omnibus accounts held through certain financial intermediaries, with an initial minimum purchase of $1,000, for Investor Class Shares, $100,000, for Advisor Class Shares, or $1,000,000, for Institutional Class Shares;

•  employee retirement and other benefit plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred

PROSPECTUS

compensation plans, that consolidate and hold all Investor Class, Advisor Class and/or Institutional Class Shares in plan level or omnibus accounts on behalf of participants; and

•  any other individual or entity investor who purchases Investor Class, Advisor Class and/or Institutional Class Shares through an intermediary, where (i) such intermediary has entered into an agreement with the Funds' distributor and/or the Adviser; and (ii) the intermediary holds the investor's shares through an omnibus account with the Fund. An intermediary may impose its own investment minimum requirements.

Service Class Shares. Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

If you invest in Service Class Shares, the procedures by which you can purchase or redeem shares are governed by the terms of your retirement plan. Please contact your plan sponsor or service provider for information on how to purchase or redeem your Service Class Shares, or contact an Oakmark investor service representative at 1-800-OAKMARK (625-6275).

INVESTMENT MINIMUMS

The Funds' initial investment minimums generally are set forth in the tables below. Once your account is open, subsequent investments may be made in any amount.

Where You Invest	Investor Class		Advisor Class	Institutional Class	Service Class(2)
Through intermediaries held in omnibus(3) accounts	No minimum		No minimum	No minimum	N/A
In certain retirement plans	No minimum		No minimum	No minimum	No minimum
Directly with the Fund or through intermediaries not held in omnibus accounts	$1,000	(1)	$100,000	$1,000,000	N/A

(1)  For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an automatic investment plan, and accounts set up with a payroll deduction plan.

THE OAKMARK FUNDS

(2)  Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

(3)  An omnibus account is a single account in the Fund held in the name of an intermediary that contains aggregated assets of the intermediary's customer investments in the Fund. Consult your financial advisor or intermediary if you are unsure how your intermediary assets are held.

For more information about share class eligibility, see "Types of Accounts" above.

SHARE PRICE

Net Asset Value. The share price is also called the net asset value (the "NAV") of a share. The NAV of shares of each class is normally determined by the Funds' custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund's NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds' portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price ("NOCP"), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the

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regular trading hours on the appropriate exchange or other designated time. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value. All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for FLEX options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (OVME) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg's proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with Fund policies and procedures approved by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures.

Although fair valuation may be more commonly used with equity securities of non-U.S. issuers it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Purchase Price and Effective Date. Each purchase of a Fund's shares is made at the NAV of the relevant class of shares, next determined as follows:

•  A purchase by check, wire transfer or electronic transfer is made at the NAV next determined after receipt and acceptance by the Funds' transfer agent of your check or wire transfer or your electronic transfer investment instruction. An order is not accepted until the Funds' transfer agent has received an application or appropriate instruction along with the intended investment, if applicable, and any other required documentation. (Service Class Shares may not be purchased by check, wire transfer or electronic transfer.)

THE OAKMARK FUNDS

•  A purchase through an intermediary that is an authorized agent of the Fund for the receipt of orders, is made at the NAV next determined after the intermediary receives and accepts the order.

•  A purchase through an intermediary that is not an authorized agent of the Fund for the receipt of orders, is made at the NAV next determined after the Fund's transfer agent receives and accepts the order.

Each Fund reserves the right to reject any purchase order accepted by an intermediary if it determines that the order is not in the best interests of the Fund or its shareholders.

Share price information may be obtained by visiting Oakmark.com or by calling 1-800-OAKMARK (625-6275) and choosing menu option 1 to access our voice recognition system.

GENERAL PURCHASING POLICIES

You may open an account and add to an account by purchasing directly from a Fund or through an intermediary.

•  If you buy shares of a Fund through an intermediary, the intermediary may charge a fee for its services. Any such charge could constitute a substantial portion of a smaller account and may not be in your best interest. You may purchase a Fund's shares directly from the Fund without the imposition of any such fees. See "How to Purchase Investor Class Shares, Advisor Class Shares, and Institutional Class Shares" in this prospectus for additional information.

•  Once a Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. The Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 10 days.

•  Each Fund reserves the right to cancel any purchase or exchange order it accepts.

Excessive and Short-Term Trading. The Funds are intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and diluting the value of shares. Such trading also may require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Funds.

The Board has adopted policies and procedures that do not accommodate and seek to discourage excessive or short-term trading activities. These policies and procedures include, among other things: (1) monitoring trading activity to detect excessive, short-term and other abusive trading in the Funds' shares; and (2) utilizing a third-party systematic fair valuation service. In addition, each Fund reserves the right to reject or restrict, without prior notice, any purchase or exchange order it receives, including any order from a retirement plan participant, and any order transmitted by a shareholder's or retirement plan participant's intermediary, that

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Fund management determines, in its sole discretion, not to be in the Fund's best interest. The Funds also reserve the right to reject or restrict all purchases received from any shareholder or intermediary, including retirement plans, even if not all shareholders or plan participants investing through that intermediary are involved in excessive or short-term trading.

Despite the Funds' efforts to detect and prevent abusive trading activity, there can be no assurance that the Funds will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to identify such activity in certain omnibus accounts and other accounts traded through intermediaries, some of which may be authorized agents of the Funds. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Funds. Consequently, the Funds may not have knowledge of the identity of investors and their transactions as those transactions are submitted to the Funds.

Under a federal rule, the Funds are required to have an agreement with many of their intermediaries obligating the intermediaries to provide, upon a Fund's request, information regarding the intermediaries' customers and their transactions. However, there can be no guarantee that excessive, short-term or other abusive trading activity will be detected, even with such agreements in place. The Funds may not accept purchase orders from intermediaries who materially fail to comply with such agreements.

To the degree the Funds are able to detect excessive or short-term trading in accounts maintained by an intermediary, the Funds will seek the cooperation of the intermediary to stop such trading. However, there can be no assurance that the intermediary will cooperate in all instances. Certain intermediaries may not presently possess the operational or technical capabilities to track purchase, redemption or exchange orders made by an individual investor as requested by the Funds. Certain intermediaries, in particular retirement plan administrators and sponsors, may possess other capabilities or utilize other techniques to deter excessive or short-term trading upon which the Funds may rely. These other capabilities and techniques may be more or less restrictive than those utilized by the Funds. Accordingly, you should consult with your intermediary to determine what purchase and exchange limitations may be applicable to your transactions.

GENERAL REDEMPTION POLICIES

You may redeem your shares by contacting a Fund directly or through an intermediary.

•  The price at which your redemption order will be processed is the NAV next determined after proper redemption instructions are received, as described below under "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares." See "Investing with The Oakmark Funds—Share Price—Net Asset Value" in this prospectus for additional information.

•  The Funds cannot accept a redemption request that specifies a particular redemption date or price.

•  Once a Fund receives your redemption order, you may not cancel or revoke it.

THE OAKMARK FUNDS

•  The Funds generally will mail redemption proceeds within seven days after receipt of your redemption request regardless of payment type. If you recently made a purchase, the Funds may withhold redemption proceeds until they are reasonably satisfied that they have received your payment. This confirmation process may take up to 10 days from the purchase date. See "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares" in this prospectus for additional information.

•  The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.

•  Under both normal and stressed market conditions, the Funds generally intend to pay all redemptions in cash. The Funds typically expect to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. The Funds may also satisfy redemption requests by drawing from an available line of credit, using redemptions in kind, participating in a liquidity program with a service provider, or borrowing from a different Fund pursuant to the Funds' Interfund Lending Program.

Redemption in Kind. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. Brokerage costs may be incurred by a shareholder who receives securities through a Redemption in Kind and desires to convert them to cash. In addition, securities received through a Redemption in Kind are subject to market risk until they are sold.

The Funds' procedures adopted to discourage short-term, excessive or abusive trading activities do not apply to:

•  shares acquired by automatic reinvestment of dividends or distributions of a Fund;

•  shares redeemed pursuant to a systematic withdrawal plan;

•  shares redeemed following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•  shares purchased by or through a 529 plan;

•  shares acquired as an investment through a "fund of funds";

•  shares redeemed as a result of involuntary redemptions, such as those resulting from a shareholder's failure to maintain a minimum investment in a Fund or pursuant to the requirements of the Funds' anti-money laundering policies and procedures;

•  shares redeemed to return excess contributions or in connection with required minimum distributions from retirement accounts;

•  shares redeemed in connection with a court order, including a qualified domestic relations order, or in connection with a shareholder's forfeiture of assets;

•  shares converted and exchanged from one share class to another share class in the same Fund;

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•  shares acquired in connection with a change in account registration; and

•  shares redeemed by a liquidity service provider under a liquidity program or via a custom in-kind transaction.

In addition to the circumstances previously noted, the Funds reserve the right to waive any purchase and exchange restrictions at each Fund's sole discretion where it believes such action is in the Fund's best interests. In order to determine your eligibility to receive a waiver, it may be necessary for you to provide the Funds or your intermediary with information and records regarding your circumstance.

THE OAKMARK FUNDS

HOW TO PURCHASE INVESTOR CLASS SHARES, ADVISOR CLASS SHARES, AND INSTITUTIONAL CLASS SHARES

See above under "Investment Minimums" for information regarding investment minimums for Investor Class Shares, Advisor Class Shares and Institutional Class Shares.

THROUGH YOUR INTERMEDIARY

Please contact your intermediary for information on purchasing shares through the intermediary.

BY INTERNET

Opening an Account

•  Visit Oakmark.com, choose "Open a New Account Online" in the Account Access box and then follow the instructions.

•  The maximum initial investment via Oakmark.com is $5,000,000 for Investor Class Shares, Advisor Class Shares and Institutional Class Shares.

Adding to an Account

•  Visit Oakmark.com, log in to your account and then follow the instructions.

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BY CHECK

Opening an Account

•  Complete and sign the New Account Registration Form, enclose a check made payable to the Oakmark Funds and mail the Form and your check to:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

•  PLEASE NOTE: The Funds do not accept cash, travelers checks, credit card convenience checks, starter checks, checks made payable to a party other than the Oakmark Funds, checks drawn on banks outside of the United States or purchase orders specifying a particular purchase date or price per share.

•  The Funds will withhold redemption proceeds for up to 10 days after purchase of shares by check.

Adding to an Account

•  Mail your check made payable to the Oakmark Funds with either the investment stub included as part of your confirmation or quarterly account statement or a note with the amount of the purchase, the Fund name, your account number, and the name in which your account is registered to:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

BY WIRE TRANSFER

Opening an Account

•  Generally, you may not open an account by wire transfer.

Adding to an Account

•  Instruct your bank to transfer funds to State Street Bank and Trust Co., ABA#011000028, DDA# 9904-632-8. Specify the Fund name, your account number and the registered account name(s) in the instructions.

THE OAKMARK FUNDS

BY ELECTRONIC TRANSFER

Opening an Account

•  You may open a new account by electronic transfer only by visiting Oakmark.com. Choose "Open a New Account Online" in the Account Access box and then follow the instructions.

•  The maximum initial investment via Oakmark.com is $5,000,000 for Investor Class Shares, Advisor Class Shares and Institutional Class Shares.

•  The Funds will withhold redemption proceeds for up to 10 days after purchase of shares by electronic transfer.

Adding to an Account

•  Visit Oakmark.com, log in to your account and then follow the instructions.

•  If you established bank information, call an investor service representative or use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  If you did not establish bank information on your New Account Registration Form, you may add that information by visiting Oakmark.com or by completing the Shareholder Services Form. When completing the form a Medallion Signature Guarantee will be required.

•  Confirm with your bank or credit union that it is a member of the Automated Clearing House (ACH) system.

BY AUTOMATIC INVESTMENT

Opening an Account

•  Choose the automatic investment plan on your New Account Registration Form.

•  For Investor Class Shares, your initial investment must be at least $500 and be made by check payable to the Oakmark Funds.

Adding to an Account

•  If you chose the automatic investment plan when you opened your account, subsequent purchases of shares will be made automatically by electronic transfer from your bank account based on the schedule and in the dollar amount you specified.

•  If you did not establish bank information on your New Account Registration Form, you may add that information by visiting Oakmark.com or by completing the Shareholder Services Form. When completing the form a Medallion Signature Guarantee will be required.

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BY PAYROLL DEDUCTION

Opening an Account

•  For Investor Class Shares, complete and sign the New Account Registration Form and the Payroll Deduction Form, enclose a check made payable to the Oakmark Funds and return both forms and the check for at least $500 to:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

•  For Investor Class Shares, your initial investment must be at least $500 and be made by check.

•  The payroll deduction plan allows you to purchase shares of the Fund on a periodic basis by instructing your employer to deduct from your paycheck a specified dollar amount.

Adding to an Account

•  If you completed the Payroll Deduction Form, subsequent purchases of shares will be made automatically by deducting the dollar amount you specified from your pay.

•  If you want to establish the payroll deduction plan, obtain a Payroll Deduction Form by visiting Oakmark.com or by calling an investor service representative at 1-800-OAKMARK (625-6275).

THE OAKMARK FUNDS

BY EXCHANGE

Opening an Account

•  You may purchase shares of a Fund by exchange of shares of another Fund or by exchange of Oakmark Units. Orders to purchase shares of a Fund by exchange of Oakmark Units must be received by 3:00 p.m. Eastern time to be processed as of the close of business that day. See "Investing with The Oakmark Funds—Eligibility to Buy Shares—Oakmark Units" in this prospectus for additional information.

•  Visit Oakmark.com or call an investor service representative at 1-800-OAKMARK (625-6275). The new account into which you are making the exchange will have exactly the same registration as the account from which you are exchanging shares.

•  Obtain a current prospectus for the Fund into which you are exchanging by visiting Oakmark.com or calling an investor service representative at 1-800-OAKMARK (625-6275).

Adding to an Account

•  Visit Oakmark.com, use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275) and choose menu option 1 and follow the instructions, or call an investor service representative at 1-800-OAKMARK (625-6275).

•  Send a letter of instruction, indicating your name, the name of the Fund, and the Fund account number from which you wish to redeem shares, and the name of the Fund and the Fund account number into which you wish to buy shares, to:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

•  The Funds may refuse at any time any exchange request it considers detrimental to a Fund.

•  An exchange transaction is a redemption of shares in one Fund and a simultaneous purchase of shares in a different Fund that, for federal income tax purposes, may result in a capital gain or loss.

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BY TELEPHONE

Opening an Account

•  You may open a new account by telephone only by exchange of shares of another Fund or by exchange of Oakmark Units. Call an investor service representative at 1-800-OAKMARK (625-6275). The new account into which you are making the exchange will have exactly the same registration as the account from which you are exchanging shares.

•  Obtain a current summary prospectus or the statutory prospectus for the Fund into which you are exchanging by visiting Oakmark.com or calling an investor service representative at 1-800-OAKMARK (625-6275).

Adding to an Account

•  If you established bank information on your New Account Registration Form, call an investor service representative or use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  If you did not establish bank information on your New Account Registration Form, you may add that information by visiting Oakmark.com or by completing the Shareholder Services Form. When completing the form a Medallion Signature Guarantee will be required.

THE OAKMARK FUNDS

HOW TO REDEEM INVESTOR
CLASS SHARES, ADVISOR CLASS SHARES, AND INSTITUTIONAL
CLASS SHARES

THROUGH YOUR INTERMEDIARY

Please contact your intermediary for information on redeeming shares through the intermediary.

BY INTERNET

•  Visit Oakmark.com, log in to your account and then follow the instructions.

IN WRITING

By mail:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

Express delivery or courier:

The Oakmark Funds
330 West 9th Street
Kansas City, MO 64105-1514
Ph: 617-483-8327

Your redemption request must:

•  identify the Fund and give your account number;

•  specify the number of shares or dollar amount to be redeemed;

•  be signed in ink by all account owners exactly as their names appear on the account registration; and

•  In some instances have a Medallion Signature Guarantee. See "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares—Signature Guarantee" in this prospectus for additional information.

BY TELEPHONE

•  You may redeem shares from your account by calling an investor service representative or using the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  A check for the proceeds will be sent to your address of record, generally within seven days of receiving your proper request, or within 10 days of your purchase if you purchased the shares by check. You may select the overnight delivery option for your check for a fee. Overnight delivery is not available to a P.O. Box. See "Investing with The Oakmark Funds—General Redemption Policies" in this prospectus for additional information.

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BY TELEPHONE

•  A redemption request received by telephone after the close of regular session trading on the NYSE (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

•  You may not redeem by telephone shares held in an account for which you have changed the address within the preceding 15 days.

BY ELECTRONIC TRANSFER

•  To redeem shares from your account by electronic transfer, visit Oakmark.com, call an investor service representative or use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  Payment of the proceeds will be made by electronic transfer only to a bank account previously designated by you at a bank that is a member of the ACH system. Confirm with your bank or credit union that it is a member of ACH.

•  Payment of the proceeds will normally be sent on the next business day after receipt of your request or within 10 days of your purchase if you purchased the shares by electronic transfer.

•  A redemption request received by telephone after the close of regular session trading on the NYSE (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

•  If the proceeds of your redemption are sent by electronic transfer, your bank will be notified of the transfer on the day the proceeds are sent, but your bank account may not receive "good funds" for at least one week thereafter.

BY EXCHANGE

•  You may redeem some or all of your shares of a Fund and use the proceeds to buy shares of another Oakmark Fund or Oakmark Units either by visiting Oakmark.com, by calling an investor service representative or by using the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275) or in writing.

•  Obtain a current summary prospectus or the statutory prospectus for the Fund into which you are exchanging by visiting Oakmark.com or by calling an investor service representative at 1-800-OAKMARK (625-6275).

•  An exchange request received by telephone after the close of regular session trading on the NYSE (usually

4:00 p.m. Eastern time) is deemed received on the next business day.

•  The Funds may refuse at any time any exchange request it considers detrimental to a Fund.

•  An exchange transaction is a redemption of shares in one Fund and a simultaneous purchase of shares in a different Fund that, for federal income tax purposes, may result in a capital gain or loss.

See "How to Purchase Investor Class Shares, Advisor Class Shares, and Institutional Class Shares—By Exchange" in this prospectus for additional information.

THE OAKMARK FUNDS

BY WIRE TRANSFER

•  To redeem shares from your account by wire transfer, visit Oakmark.com, call an investor service representative or use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  The proceeds will be paid by wire transfer to your bank account.

•  The cost of the wire transfer (currently $5) will be deducted from your account, or from the redemption proceeds if you redeem your entire account. Your bank also may charge an incoming wire fee.

•  Some transactions require a Medallion Signature Guarantee. See "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares—Signature Guarantee" in this prospectus for additional information.

•  Payment of the proceeds will normally be wired on the next business day after receipt of your request.

•  A redemption request received by telephone after the close of regular session trading on the NYSE (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

•  A wire transfer will normally result in your bank receiving "good funds" on the business day following the date of redemption of your shares.

BY AUTOMATIC REDEMPTION

•  You may automatically redeem a fixed dollar amount of shares on a periodic basis and have the proceeds sent by check to you or deposited by electronic transfer into your bank account by visiting Oakmark.com or completing the Shareholder Services Form.

Withdrawal payments may have tax consequences, you should consult your tax advisor.

PROSPECTUS

SIGNATURE GUARANTEE

A Stamp 2000 Medallion Signature Guarantee must be included in your request to redeem your Fund shares, and your request must be in writing, if:

•  you wish to redeem more than $100,000;

•  your account address has been changed within the last 15 days;

•  the redemption check is to be mailed to an address different from the one on your account;

•  the redemption check is to be made payable to someone other than the registered account owner;

•  you are instructing a Fund to transmit the proceeds to a bank account that you have not previously designated as the recipient of such proceeds; or

•  you are instructing a Fund to transmit the proceeds to a bank account that was added online within the last 60 days.

The signature guarantee must be a Stamp 2000 Medallion Signature Guarantee. You may be able to obtain such a signature guarantee from a bank, securities broker- dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. You cannot obtain a signature guarantee from a notary public.

If you are requesting to add bank information to an existing Oakmark account in writing, all Oakmark account owners must obtain a Medallion Signature Guarantee. If there is no name in common between the Oakmark account owners and the bank account owners, ALL Oakmark account owners and bank account owners must obtain a Medallion Signature Guarantee. A Medallion Signature Guarantee is not required when adding bank information online; however, it will be required, as noted above, when instructing a Fund to transmit proceeds to such bank within 60 days of the addition.

SMALL ACCOUNT FEE POLICY

Each Fund reserves the right to assess an annual fee of $25 on any account that, due to redemptions, falls below the minimum amount required to establish the account, as described above. The fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The fee does not apply to an account with an active investment builder or payroll deduction programs or to a retirement account.

SMALL ACCOUNT REDEMPTION

Each Fund reserves the right to redeem shares in any account, including any account held in the name of an intermediary, and send the proceeds to the registered owner of the account if the account value has been reduced below $1,000 as a result of redemptions. A Fund or its agent will make a reasonable effort to notify the registered owner if the account falls below the minimum in order to give the owner 30 days to increase the account value to $1,000 or more.

THE OAKMARK FUNDS

EXCHANGING AND
CONVERTING SHARES

EXCHANGES IN SHARES OF THE SAME CLASS BETWEEN DIFFERENT FUNDS

In general, you may exchange shares of each Fund for shares of the same class of another Fund subject to certain restrictions noted below. The registration for both accounts involved in an exchange must be identical. Before requesting an exchange into any other Fund, please read its prospectus carefully. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another Fund is generally treated as a sale on which gain or loss may be recognized. You should consult your own tax advisor for advice about the particular federal, state, and local tax consequences before making an exchange.

EXCHANGES BETWEEN CLASSES OF SHARES OF THE SAME FUND

You may generally exchange shares of each Fund for shares of a different class of the same Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as an exchange transaction. You should consult your own tax advisor for advice about the particular federal, state, and local tax consequences before making an exchange.

CONVERSION OF SHARES DUE TO ELIGIBILITY

Each Fund may convert shares of any account held directly with such Fund in the Investor Class to that Fund's Advisor Class or Institutional Class and may convert shares in the Advisor Class to that Fund's Institutional Class, provided the account satisfies the eligibility criteria of that class. Share balances of accounts held directly with each Fund are examined on a periodic basis to determine an account's eligibility for conversion. Shareholders will be notified in writing before any such conversion to another class. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for a conversion between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a conversion transaction.

CONVERSION OF SHARES DUE TO INELIGIBILITY

Each Fund may convert shares of any account held directly with such Fund in the Advisor Class to that Fund's Investor Class and in the Institutional Class to that Fund's Advisor Class, if a shareholder no longer satisfies the eligibility criteria of that class. Share balances of accounts held directly with each Fund may be examined from time to time to determine if such an account remains eligible for either the Advisor Class or Institutional Class. Shareholders will be notified in writing before any such conversion to another class. Shareholders generally should not recognize

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gain or loss for U.S. federal income tax purposes for a conversion between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a conversion transaction.

ADDITIONAL INFORMATION ABOUT EXCHANGES AND CONVERSIONS

You may exchange your shares by contacting a Fund directly or through an intermediary. If you hold your shares through an intermediary, you should contact your intermediary for further details. Subject to the applicable rules of the SEC, each Fund reserves the right to modify or terminate the exchange or conversion privileges at any time.

THE OAKMARK FUNDS

SHAREHOLDER SERVICES

For investors who hold shares directly with the Funds and not through an intermediary.

INVESTOR CLASS SHAREHOLDERS, ADVISOR CLASS SHAREHOLDERS, AND INSTITUTIONAL CLASS SHAREHOLDERS

If you are a holder of a Fund's Investor Class Shares, Advisor Class Shares, or Institutional Class Shares, and hold Fund shares directly with the Funds and not through an intermediary, the following services are available to you.

Reporting to Shareholders. You will receive a confirmation statement reflecting each of your purchases and sales of Fund shares, as well as periodic statements. Shares purchased by reinvestment of dividends or pursuant to an automatic investment plan will be confirmed to you quarterly. Shares redeemed using a systematic withdrawal plan and paid by electronic transfer (ACH) or wire transfer to your bank account will be confirmed to you quarterly. In addition, the Funds will send you periodic reports showing Fund portfolio holdings and will provide you annually with tax information. We suggest that you keep your account statements with your other important financial papers. You may need them for tax purposes.

The Funds reduce the number of duplicate prospectuses and annual and semi-annual shareholder reports your household receives by sending only one copy of each to those addresses shared by two or more accounts. Call the Funds at 1-800-OAKMARK (625-6275) to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request.

Electronic Delivery of Fund Documents. You may elect to receive the Funds' prospectus, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on Oakmark.com. To receive the Funds' documents electronically, you must have an e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time.

Customer Identification Program. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In order to open an account, the Funds will ask you to provide certain identifying information on the account application, including your full name, address, date of birth and social security number or taxpayer identification number. If you fail to provide the appropriate information, we may reject your application and all monies received to establish your account will be returned to you. As a result, it is very important that the application be filled out completely in order to establish an account.

After your account is established, the Funds are required to take steps to verify your identity. These actions may include checking your identifying information against various databases. If the Funds are unable to verify your identity from the

PROSPECTUS

information you provide, you may be restricted from making future purchases for or transfers of shares from your account; or, your account may be closed and the redemption proceeds will be paid to you. You will receive the share price next calculated after the Funds determine that they are unable to verify your identity; so, your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction.

Additionally, the Funds are required to comply with various anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons. In addition, the Fund may be required to transfer the account or proceeds of the account to a government agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken these actions.

IRA Plans. The Funds have a master IRA plan that allows you to invest in a Traditional IRA, Roth IRA, Coverdell Education Savings Account, SEP IRA or SIMPLE IRA on a tax-sheltered basis in the Funds or Oakmark Units. The plan also permits you to "roll over" or transfer to your Traditional IRA a lump sum distribution from a qualified pension or profit-sharing plan, thereby postponing federal income tax on the distribution. If your employer has a SEP, you may establish a Traditional IRA with a Fund to which your employer may contribute, subject to special rules designed to avoid discrimination. Information on IRAs may be obtained by visiting Oakmark.com or calling an investor service representative at 1-800-OAKMARK (625-6275).

Establishing Privileges. You may establish any of the shareholder privileges when you complete an application to purchase shares of a Fund. If you have already established an account and want to add or change a privilege, visit Oakmark.com to obtain a Shareholder Services Form and return the completed form to the Oakmark Funds, or call an investor service representative at 1-800-OAKMARK (625-6275) to request the appropriate form.

Voice Recognition System. To obtain information about your account, such as account balance, last transaction and distribution information, to purchase, redeem or exchange shares of a Fund or Oakmark Units, or to order duplicate statements, call the Funds' Voice Recognition System, at 1-800-OAKMARK (625-6275). Please note: you must have a personal identification number (a "PIN") to access account information through 1-800-OAKMARK (625-6275).

Website. To learn more about the Oakmark Funds, or to obtain a summary prospectus, the statutory prospectus, account application, shareholder report, account servicing form, or each Fund's daily NAV, or to read portfolio manager commentaries visit Oakmark.com. To perform transactions, establish systematic investing privileges, change your address, view statements or obtain information about your account, such as your account balance, average cost information, your last transaction and account history, log into your account and follow the instructions.

THE OAKMARK FUNDS

Telephone and Internet Transactions. You may perform many transactions—including exchanges, purchases and redemptions—by telephone and over the Internet. To prevent unauthorized transactions in your account, the Funds will take precautions designed to confirm that instructions communicated through the telephone or Internet are genuine. For example, the Funds or their agents may record a telephone call, request a PIN or password, request more information and send written confirmations of telephone and Internet transactions. The Funds request that shareholders review these written confirmations and notify the Funds immediately if there is a problem. A Fund will not be responsible for any loss, liability, cost or expense resulting from an unauthorized transaction initiated by telephone or the Internet if it or its transfer agent follows reasonable procedures designed to verify the identity of the caller or Internet user.

Whenever we receive a telephone order, we take steps to make sure it is in good order. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

Account Address Change. You may change the address of record for your Fund account by sending written instructions to the Funds at The Oakmark Funds, P.O. Box 219558, Kansas City, MO 64121-9558 or by calling an investor service representative at 1-800-OAKMARK (625-6275). You may change your address by visiting Oakmark.com and logging in to your account and following the instructions. You also may change your address by noting the change on the investment slip included as part of your quarterly account statement. P.O. Box addresses will only be accepted with accompanying street address information. Please note that a Medallion Signature Guarantee is required if you wish to redeem shares to your address of record within 15 days of an address change.

Account Registration Change. You may change the account registration by sending the Change of Registration Form with a Stamp 2000 Medallion Signature Guarantee, as described above, to the transfer agent at the Oakmark Funds, P.O. Box 219558, Kansas City, MO 64121-9558. See "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares—Signature Guarantee" in this prospectus for additional information. Please note that other documentation may be required depending on the type of account registration.

Account Transcripts. You may order a transcript of activity in your account(s) by calling an investor service representative at 1-800-OAKMARK (625-6275). The Funds may assess a processing charge for a transcript order.

EXPENSES

"Other expenses" shown above for each Fund in the section entitled "Fees and Expenses of the Fund" includes legal and auditing fees, transfer agency expenses, shareholder report expenses, custodian fees, shareholder servicing fees and some other expenses.

PROSPECTUS

ESCHEATMENT OF FUND ASSETS

Financial institutions, including the Funds, are required to transfer your financial assets to the state of your account registration if they are unclaimed or deemed abandoned under that state's property laws. This process is referred to as escheatment.

Abandoned Property. State unclaimed and abandoned property laws generally apply to both unclaimed shares of the Funds and uncashed dividends or other distributions from the Funds. The rules for determining when a security or security distribution is required to be escheated to the state vary considerably by state and may depend on the type of account. Some states require escheatment if you have not initiated contact or activity with the Funds within a specified time period (generally, three or five years). Other states require escheatment only if mailings sent to you are returned as undeliverable by the United States Postal Service. Please check your state's unclaimed or abandoned property laws for specific information.

Please refer to the "Distributions and Taxes—Distributions" section below for the Funds' handling of uncashed dividend or capital gain distribution checks. Importantly, the reinvestment of distributions to your account will not necessarily prevent such amounts or your shares of Fund from being escheated to the state.

A state is typically permitted to sell or liquidate the shares at the prevailing market price. In the event that you seek to reclaim the escheated shares after they have been liquidated, you will generally be able to recover only the amount received by the state when it sold the shares, and not any appreciation that may otherwise have been realized had the shares not been liquidated. IRA assets escheated under state abandoned property laws may be treated as a distribution and amounts withdrawn may be subject to income tax withholding and penalties. You should consult your tax adviser for advice about the particular tax consequences associated with the escheatment of your shares.

Escheatment Prevention. To prevent your assets from being deemed abandoned and escheated, it is recommended that you maintain direct contact with the Funds. Initiate contact with the Funds at least annually by accessing your account through Oakmark.com, sending correspondence to us about your account(s), or calling 1-800-OAKMARK (625-6275) to speak with an investor service representative. Additionally, please notify us of any name and address changes immediately and cash dividend and redemption checks from your account(s) promptly. The Funds make every effort to mail a notice to you if you are at risk of escheatment due to inactivity. Please open all correspondence from the Funds and respond, if necessary.

For investors who hold shares through an intermediary.

INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHAREHOLDERS

If you are a holder of a Fund's Investor Class, Advisor Class or Institutional Class Shares through an intermediary, your 401(k) or other retirement plan will provide shareholder services to you as required in accordance with your plan agreement. The fees and policies outlined in this prospectus are set by the Funds and

THE OAKMARK FUNDS

by the Adviser. However, most of the information you will need for managing your investment will come from your investment provider. This includes information on how to purchase or redeem Investor Class, Advisor Class or Institutional Class Shares, investor services, and additional policies.

SERVICE CLASS SHAREHOLDERS

If you are a holder of a Fund's Service Class Shares, your 401(k) or other retirement plan will provide shareholder services to you as required in accordance with your plan agreement. You should contact your plan sponsor or service provider for information about the services available to you under the terms of your plan.

PROSPECTUS

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund's portfolio securities. Each Fund expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.

All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by cash or check. For accounts held directly with a Fund, if a dividend or capital gain distribution check from a Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Fund will reinvest the dividend or distribution in additional Fund shares promptly and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional Fund shares unless you contact the Fund and request to receive distributions by cash or check.

Annual distribution estimates may be available prior to payment and may be obtained by calling 1-800-OAKMARK (625-6275) or visiting Oakmark.com.

TAXES

The following discussion of U.S. and foreign taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax advisor.

Redemptions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state or locality.

Withdrawal. In general, withdrawals from a Traditional IRA are taxable in the year you receive them. If you withdraw from your Traditional IRA, federal income tax will be withheld at a flat rate of 10% (unless when you request your distribution you elect not to have tax withheld or you elect a different withholding amount). Withdrawals from your Roth IRA are not generally subject to tax withholding.

Exchanges. If you perform an exchange transaction of Fund shares for shares of another Fund, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as an exchange transaction. You should consult your own tax advisor for advice about the particular federal, state, and local tax consequences before making an exchange.

THE OAKMARK FUNDS

Distributions. Distributions are subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions also may be taxed by the country in which you reside.

Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that "qualified dividend income" of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which currently reach a maximum of 20%. The character of a capital gain as long-term or short-term depends on the length of time that the Fund held the asset it sold.

Every year, each of your Funds will send you and the Internal Revenue Service ("IRS") a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year. Dividends declared during October through December and paid during the following January will be treated for income tax purposes as having been received by shareholders on December 31 of the year in which they were declared.

Cost Basis Reporting. The Funds are required to report to the IRS and furnish to their shareholders "cost basis" information for Fund shares acquired on or after January 1, 2012 ("covered shares") and sold on or after that date. These requirements do not apply to investments through a tax-deferred accounts, such as a 401(k) plan or an individual retirement plan.

For accounts held directly with a Fund, if you redeem covered shares during any year, the Funds will report the cost basis of such covered shares to the IRS and you on Form 1099-B along with the gross proceeds received on the redemption, the gain or loss realized on such redemption and the holding period of the redeemed shares. The Funds' default cost basis methodology will be an average cost calculation of all covered shares. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method via Oakmark.com, or by notifying the Funds' transfer agent in writing. The elected cost basis (or the default cost basis method) for each sale of Fund shares may not be changed following the settlement date of each such sale of Fund shares.

You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Buying Into a Distribution. Purchasing a Fund's shares in a taxable account shortly before a distribution by the Fund is sometimes called "buying into a distribution." You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.

A Fund may build up capital gains, dividends and interest during the period covered by a distribution (over the course of the year, for example) when securities in the Fund's portfolio are sold at a profit. After subtracting any capital losses, the

PROSPECTUS

Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

Foreign Income Taxes. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends. If a Fund qualifies for, and makes, a special election, your share of such foreign taxes will be includable in your income and you may be able to claim an offsetting credit or deduction on your tax return for your share of such foreign taxes.

Backup Withholding. You must furnish to the Funds your properly certified social security or other tax identification number to avoid the Federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold a percentage of your taxable distributions and redemption proceeds. Because each Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for a Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

Foreign Account Tax Compliance Act (FATCA). A Fund will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to any shareholder who fails to meet prescribed information reporting or certification requirements designed to inform the U.S. Department of Treasury of U.S.-owned foreign investment accounts. In general, no such withholding will occur with respect to a U.S. individual who provides the certifications required to avoid backup withholding; however, shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required. You should consult your tax advisor as to the impact of these requirements on your investment in a Fund.

THE OAKMARK FUNDS

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand each Fund's financial performance during the last five years, unless otherwise noted. No financial highlights are presented for Service Class of Oakmark Global Select Fund because no Service Class Shares were outstanding for the periods shown. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the annual report and is incorporated by reference in the Statement of Additional Information, which is available on request. For each year shown, all information is for the fiscal year ended September 30, unless otherwise noted.

PROSPECTUS

OAKMARK FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$88.99	$82.85	$68.70	$60.93	$68.46
Income from investment operations:
Net investment income	0.88 (a)	0.58 (a)	0.76	0.82	0.59
Net gain (loss) on investments (both realized and unrealized)	(6.43)	8.99	15.26	7.85	(3.57)
Total from investment operations	(5.55)	9.57	16.02	8.67	(2.98)
Less distributions:
Distributions from net investment income	(0.50)	(0.40)	(0.77)	(0.60)	(0.42)
Distributions from capital gains	(5.05)	(3.03)	(1.10)	(0.30)	(4.13)
Total distributions	(5.55)	(3.43)	(1.87)	(0.90)	(4.55)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$77.89	$88.99	$82.85	$68.70	$60.93
Total return	-5.68%	11.84%	23.79%	14.36%	-4.87%
Ratios/supplemental data:
Net assets, end of period ($million)	$9,044.6	$12,626.2	$14,200.2	$14,636.0	$16,445.0
Ratio of net expenses to average net assets	0.88%	0.85%	0.86%	0.89%	0.85	%(b)
Ratio of net investment income to average net assets	1.13%	0.68%	0.91%	1.14%	0.92%
Ratio of gross expenses to average net assets	0.92%	0.89%	0.90%	0.89%	0.85	%(b)
Portfolio turnover rate	51%	29%	19%	20%	33%

	ADVISOR CLASS
	Year Ended September 30,
	2019	2018	2017(c)
Net asset value, beginning of period	$89.07	$82.97	$71.35
Income from investment operations:
Net investment income	0.96 (a)	0.68 (a)	0.66	(a)
Net gain (loss) on investments (both realized and unrealized)	(6.46)	8.99	10.96
Total from investment operations	(5.50)	9.67	11.62
Less distributions:
Distributions from net investment income	(0.64)	(0.54)	0.00
Distributions from capital gains	(5.05)	(3.03)	0.00
Total distributions	(5.69)	(3.57)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$77.88	$89.07	$82.97
Total return	-5.59%	11.96%	16.29%
Ratios/supplemental data:
Net assets, end of period ($million)	$4,786.4	$5,400.6	$1,839.8
Ratio of net expenses to average net assets	0.78%	0.73%	0.72	%†
Ratio of net investment income to average net assets	1.23%	0.79%	1.01	%†
Ratio of gross expenses to average net assets	0.82%	0.77%	0.76	%†
Portfolio turnover rate	51%	29%	19%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Includes interest expense that amounts to less than 0.01%.

(c)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2019	2018	2017(c)
Net asset value, beginning of period	$89.09	$82.97	$71.35
Income from investment operations:
Net investment income	1.01 (a)	0.72 (a)	0.67	(a)
Net gain (loss) on investments (both realized and unrealized)	(6.44)	8.99	10.95
Total from investment operations	(5.43)	9.71	11.62
Less distributions:
Distributions from net investment income	(0.66)	(0.56)	0.00
Distributions from capital gains	(5.05)	(3.03)	0.00
Total distributions	(5.71)	(3.59)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$77.95	$89.09	$82.97
Total return	-5.51%	12.01%	16.29%
Ratios/supplemental data:
Net assets, end of period ($million)	$2,302.3	$3,330.6	$2,569.2
Ratio of net expenses to average net assets	0.70%	0.70%	0.68	%†
Ratio of net investment income to average net assets	1.29%	0.83%	1.02	%†
Ratio of gross expenses to average net assets	0.75%	0.74%	0.73	%†
Portfolio turnover rate	51%	29%	19%

	SERVICE CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$88.54	$82.48	$68.34	$60.59	$68.18
Income from investment operations:
Net investment income	0.66 (a)	0.33 (a)	0.47 (a)	0.59	0.38	(a)
Net gain (loss) on investments (both realized and unrealized)	(6.37)	8.95	15.28	7.83	(3.56)
Total from investment operations	(5.71)	9.28	15.75	8.42	(3.18)
Less distributions:
Distributions from net investment income	(0.23)	(0.19)	(0.51)	(0.37)	(0.28)
Distributions from capital gains	(5.05)	(3.03)	(1.10)	(0.30)	(4.13)
Total distributions	(5.28)	(3.22)	(1.61)	(0.67)	(4.41)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$77.55	$88.54	$82.48	$68.34	$60.59
Total return	-5.93%	11.51%	23.45%	14.00%	-5.19%
Ratios/supplemental data:
Net assets, end of period ($million)	$97.6	$143.4	$168.4	$177.2	$194.4
Ratio of net expenses to average net assets	1.15%	1.13%	1.14%	1.21%	1.19	%(b)
Ratio of net investment income to average net assets	0.86%	0.39%	0.63%	0.86%	0.57%
Ratio of gross expenses to average net assets	1.19%	1.17%	1.18%	1.21%	1.19	%(b)
Portfolio turnover rate	51%	29%	19%	20%	33%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Includes interest expense that amounts to less than 0.01%.

(c)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK SELECT FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$45.84	$47.84	$40.99	$36.79	$44.71
Income from investment operations:
Net investment income	0.45 (a)	0.09 (a)	0.17	0.39	0.08 (a)
Net gain (loss) on investments (both realized and unrealized)	(5.37)	(0.08)	8.78	3.93	(2.60)
Total from investment operations	(4.92)	0.01	8.95	4.32	(2.52)
Less distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.40)	(0.12)	0.00
Distributions from capital gains	(1.66)	(1.87)	(1.70)	0.00	(5.40)
Total distributions	(1.72)	(2.01)	(2.10)	(0.12)	(5.40)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$39.20	$45.84	$47.84	$40.99	$36.79
Total return	-10.34%	-0.08%	22.61%	11.76%	-6.75%
Ratios/supplemental data:
Net assets, end of period ($million)	$3,154.9	$4,376.3	$4,854.7	$4,962.7	$5,499.3
Ratio of net expenses to average net assets	1.00%	0.97%	0.96%	0.98%	0.95%
Ratio of net investment income to average net assets	1.14%	0.20%	0.39%	0.92%	0.20%
Ratio of gross expenses to average net assets	1.08%	1.04%	1.03%	0.98%	0.95%
Portfolio turnover rate	45%	41%	22%	38%	46%

	Advisor Class
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$45.90	$47.90	$41.93
Income from investment operations:
Net investment income	0.52 (a)	0.16 (a)	0.20	(a)
Net gain (loss) on investments (both realized and unrealized)	(5.41)	(0.08)	5.77
Total from investment operations	(4.89)	0.08	5.97
Less distributions:
Distributions from net investment income	(0.14)	(0.21)	0.00
Distributions from capital gains	(1.66)	(1.87)	0.00
Total distributions	(1.80)	(2.08)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$39.21	$45.90	$47.90
Total return	-10.24%	0.08%	14.24%
Ratios/supplemental data:
Net assets, end of period ($million)	$638.5	$711.4	$571.3
Ratio of net expenses to average net assets	0.86%	0.82%	0.81	%†
Ratio of net investment income to average net assets	1.31%	0.34%	0.54	%†
Ratio of gross expenses to average net assets	0.94%	0.89%	0.89	%†
Portfolio turnover rate	45%	41%	22%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK SELECT FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$45.91	$47.91	$41.93
Income from investment operations:
Net investment income	0.54 (a)	0.17 (a)	0.22	(a)
Net gain (loss) on investments (both realized and unrealized)	(5.40)	(0.08)	5.76
Total from investment operations	(4.86)	0.09	5.98
Less distributions:
Distributions from net investment income	(0.16)	(0.22)	0.00
Distributions from capital gains	(1.66)	(1.87)	0.00
Total distributions	(1.82)	(2.09)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$39.23	$45.91	$47.91
Total return	-10.18%	0.10%	14.26%
Ratios/supplemental data:
Net assets, end of period ($million)	$660.3	$852.0	$768.9
Ratio of net expenses to average net assets	0.82%	0.79%	0.79	%†
Ratio of net investment income to average net assets	1.36%	0.37%	0.58	%†
Ratio of gross expenses to average net assets	0.90%	0.86%	0.87	%†
Portfolio turnover rate	45%	41%	22%

	SERVICE CLASS
	Year Ended September 30,
	2019	2018		2017	2016	2015
Net asset value, beginning of period	$45.23	$47.21		$40.44	$36.31	$44.32
Income from investment operations:
Net investment income	0.35 (a)	(0.03	)(a)	0.05 (a)	0.23 (a)	(0.05	)(a)
Net gain (loss) on investments (both realized and unrealized)	(5.29)	(0.08)		8.68	3.90	(2.56)
Total from investment operations	(4.94)	(0.11)		8.73	4.13	(2.61)
Less distributions:
Distributions from net investment income	0.00	0.00		(0.26)	0.00	0.00
Distributions from capital gains	(1.66)	(1.87)		(1.70)	0.00	(5.40)
Total distributions	(1.66)	(1.87)		(1.96)	0.00	(5.40)
Redemption fees	0.00	0.00		0.00	0.00	0.00
Net asset value, end of period	$38.63	$45.23		$47.21	$40.44	$36.31
Total return	-10.55%	-0.32%		22.29%	11.37%	-7.04%
Ratios/supplemental data:
Net assets, end of period ($million)	$7.1	$14.1		$27.9	$34.6	$36.8
Ratio of net expenses to average net assets	1.24%	1.23%		1.24%	1.32%	1.27%
Ratio of net investment income to average net assets	0.89%	(0.06)%		0.11%	0.62%	(0.12)%
Ratio of gross expenses to average net assets	1.31%	1.30%		1.31%	1.32%	1.27%
Portfolio turnover rate	45%	41%		22%	38%	46%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK EQUITY AND INCOME FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$32.52	$33.41	$30.20	$29.98	$33.65
Income from investment operations:
Net investment income	0.52 (a)	0.49 (a)	0.58	0.36 (a)	0.36
Net gain (loss) on investments (both realized and unrealized)	(0.04)	1.22	3.89	1.73	(1.04)
Total from investment operations	0.48	1.71	4.47	2.09	(0.68)
Less distributions:
Distributions from net investment income	(0.50)	(0.43)	(0.47)	(0.34)	(0.27)
Distributions from capital gains	(2.20)	(2.17)	(0.79)	(1.53)	(2.72)
Total distributions	(2.70)	(2.60)	(1.26)	(1.87)	(2.99)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$30.30	$32.52	$33.41	$30.20	$29.98
Total return	2.29%	5.29%	15.30%	7.34%	-2.53%
Ratios/supplemental data:
Net assets, end of period ($million)	$9,006.7	$12,159.5	$14,249.1	$15,367.7	$17,285.5
Ratio of net expenses to average net assets	0.81%	0.78%	0.78%	0.79%	0.75%
Ratio of net investment income to average net assets	1.74%	1.51%	1.71%	1.22%	1.06%
Ratio of gross expenses to average net assets	0.91%	0.88%	0.87%	0.79%	0.75%
Portfolio turnover rate	11%	23%	18%	18%	25%

	ADVISOR CLASS
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$32.55	$33.46	$29.97
Income from investment operations:
Net investment income	0.55 (a)	0.56 (a)	0.55	(a)
Net gain (loss) on investments (both realized and unrealized)	(0.03)	1.20	2.94
Total from investment operations	0.52	1.76	3.49
Less distributions:
Distributions from net investment income	(0.56)	(0.50)	0.00
Distributions from capital gains	(2.20)	(2.17)	0.00
Total distributions	(2.76)	(2.67)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$30.31	$32.55	$33.46
Total return	2.41%	5.42%	11.64%
Ratios/supplemental data:
Net assets, end of period ($million)	$1,347.6	$1,720.5	$724.7
Ratio of net expenses to average net assets	0.68%	0.64%	0.61	%†
Ratio of net investment income to average net assets	1.86%	1.72%	2.07	%†
Ratio of gross expenses to average net assets	0.78%	0.74%	0.71	%†
Portfolio turnover rate	11%	23%	18%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK EQUITY AND INCOME FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$32.56	$33.46	$29.97
Income from investment operations:
Net investment income	0.59 (a)	0.58 (a)	0.59	(a)
Net gain (loss) on investments (both realized and unrealized)	(0.05)	1.19	2.90
Total from investment operations	0.54	1.77	3.49
Less distributions:
Distributions from net investment income	(0.57)	(0.50)	0.00
Distributions from capital gains	(2.20)	(2.17)	0.00
Total distributions	(2.77)	(2.67)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$30.33	$32.56	$33.46
Total return	2.49%	5.47%	11.64%
Ratios/supplemental data:
Net assets, end of period ($million)	$1,188.9	$1,035.0	$536.3
Ratio of net expenses to average net assets	0.63%	0.59%	0.59	%†
Ratio of net investment income to average net assets	1.96%	1.77%	2.19	%†
Ratio of gross expenses to average net assets	0.72%	0.69%	0.69	%†
Portfolio turnover rate	11%	23%	18%

	SERVICE CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$32.29	$33.19	$30.00	$29.75	$33.41
Income from investment operations:
Net investment income	0.44 (a)	0.40 (a)	0.45	0.26 (a)	0.25
Net gain (loss) on investments (both realized and unrealized)	(0.02)	1.21	3.90	1.73	(1.03)
Total from Investment Operations	0.42	1.61	4.35	1.99	(0.78)
Less distributions:
Distributions from net investment income	(0.40)	(0.34)	(0.37)	(0.21)	(0.16)
Distributions from capital gains	(2.20)	(2.17)	(0.79)	(1.53)	(2.72)
Total distributions	(2.60)	(2.51)	(1.16)	(1.74)	(2.88)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$30.11	$32.29	$33.19	$30.00	$29.75
Total return	2.05%	4.99%	14.95%	7.02%	-2.84%
Ratios/supplemental data:
Net assets, end of period ($million)	$293.1	$447.5	$622.1	$744.2	$900.7
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.10%	1.09%
Ratio of net investment income to average net assets	1.48%	1.23%	1.44%	0.90%	0.71%
Ratio of gross expenses to average net assets	1.15%	1.15%	1.14%	1.10%	1.09%
Portfolio turnover rate	11%	23%	18%	18%	25%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK GLOBAL FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$32.21	$34.32	$26.36	$26.34	$30.34
Income from investment operations:
Net investment income	0.50 (a)	0.25	0.29 (a)	0.32	0.25 (a)
Net gain (loss) on investments (both realized and unrealized)	(1.71)	0.12	7.97	0.48	(2.16)
Total from investment operations	(1.21)	0.37	8.26	0.80	(1.91)
Less distributions:
Distributions from net investment income	(0.29)	(0.30)	(0.30)	(0.31)	(0.35)
Distributions from capital gains	(3.19)	(2.18)	0.00	(0.47)	(1.74)
Total distributions	(3.48)	(2.48)	(0.30)	(0.78)	(2.09)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$27.52	$32.21	$34.32	$26.36	$26.34
Total return	-2.48%	1.02%	31.64%	2.93%	-6.92%
Ratios/supplemental data:
Net assets, end of period ($million)	$1,077.3	$1,492.7	$1,811.8	$2,328.9	$2,950.8
Ratio of net expenses to average net assets	1.17%	1.15%	1.15%	1.17%	1.12%
Ratio of net investment income to average net assets	1.82%	0.68%	0.96%	1.14%	0.86%
Ratio of gross expenses to average net assets	1.23%	1.21%	1.21%	1.17%	1.12%
Portfolio turnover rate	20%	25%	32%	32%	36%

	ADVISOR CLASS
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$32.22	$34.36	$27.22
Income from investment operations:
Net investment income	0.49 (a)	0.30	0.24	(a)
Net gain (loss) on investments (both realized and unrealized)	(1.66)	0.10	6.90
Total from investment operations	(1.17)	0.40	7.14
Less distributions:
Distributions from net investment income	(0.33)	(0.36)	0.00
Distributions from capital gains	(3.19)	(2.18)	0.00
Total distributions	(3.52)	(2.54)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$27.53	$32.22	$34.36
Total return	-2.35%	1.10%	26.23%
Ratios/supplemental data:
Net assets, end of period ($million)	$263.0	$440.2	$499.9
Ratio of net expenses to average net assets	1.05%	1.06%	1.01	%†
Ratio of net investment income to average net assets	1.79%	0.89%	0.89	%†
Ratio of gross expenses to average net assets	1.10%	1.12%	1.07	%†
Portfolio turnover rate	20%	25%	32%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK GLOBAL FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$32.25	$34.38	$27.22
Income from investment operations:
Net investment income	0.59 (a)	0.31	0.26
Net gain (loss) on investments (both realized and unrealized)	(1.75)	0.12	6.90
Total from investment operations	(1.16)	0.43	7.16
Less distributions:
Distributions from net investment income	(0.36)	(0.38)	0.00
Distributions from capital gains	(3.19)	(2.18)	0.00
Total distributions	(3.55)	(2.56)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$27.54	$32.25	$34.38
Total return	-2.30%	1.18%	26.30%
Ratios/supplemental data:
Net assets, end of period ($million)	$313.8	$333.5	$309.6
Ratio of net expenses to average net assets	1.00%	0.98%	0.96	%†
Ratio of net investment income to average net assets	2.17%	0.93%	1.55	%†
Ratio of gross expenses to average net assets	1.06%	1.04%	1.02	%†
Portfolio turnover rate	20%	25%	32%

	SERVICE CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$31.27	$33.40	$25.65	$25.62	$29.57
Income from investment operations:
Net investment income	0.44 (a)	0.14	(0.14)	0.21 (a)	0.13 (a)
Net gain (loss) on investments (both realized and unrealized)	(1.68)	0.13	8.11	0.47	(2.10)
Total from investment operations	(1.24)	0.27	7.97	0.68	(1.97)
Less distributions:
Distributions from net investment income	(0.16)	(0.22)	(0.22)	(0.18)	(0.24)
Distributions from capital gains	(3.19)	(2.18)	0.00	(0.47)	(1.74)
Total distributions	(3.35)	(2.40)	(0.22)	(0.65)	(1.98)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$26.68	$31.27	$33.40	$25.65	$25.62
Total return	-2.71%	0.73%	31.27%	2.60%	-7.33%
Ratios/supplemental data:
Net assets, end of period ($million)	$12.3	$16.6	$22.5	$25.6	$32.3
Ratio of net expenses to average net assets	1.41%	1.44%	1.42%	1.50%	1.52%
Ratio of net investment income to average net assets	1.66%	0.43%	0.63%	0.82%	0.46%
Ratio of gross expenses to average net assets	1.47%	1.50%	1.48%	1.50%	1.52%
Portfolio turnover rate	20%	25%	32%	32%	36%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK GLOBAL SELECT FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.58	$19.78	$15.81	$15.19	$16.63
Income from investment operations:
Net investment income	0.31 (a)	0.22 (a)	0.26	0.18	0.12
Net gain (loss) on investments (both realized and unrealized)	(1.31)	(0.36)	3.88	1.31	(0.65)
Total from investment operations	(1.00)	(0.14)	4.14	1.49	(0.53)
Less distributions:
Distributions from net investment income	(0.22)	(0.17)	(0.17)	(0.13)	(0.14)
Distributions from capital gains	(0.55)	(0.89)	0.00	(0.74)	(0.77)
Total distributions	(0.77)	(1.06)	(0.17)	(0.87)	(0.91)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$16.81	$18.58	$19.78	$15.81	$15.19
Total return	-4.90%	-0.86%	26.41%	9.92%	-3.44%
Ratios/supplemental data:
Net assets, end of period ($million)	$798.4	$1,404.8	$2,035.3	$2,037.1	$2,033.4
Ratio of net expenses to average net assets	1.18%	1.12%	1.12%	1.15%	1.13%
Ratio of net investment income to average net assets	1.88%	1.15%	1.25%	1.12%	0.70%
Ratio of gross expenses to average net assets	1.25%	1.19%	1.18%	1.15%	1.13%
Portfolio turnover rate	21%	26%	39%	17%	48%

	ADVISOR CLASS
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$18.60	$19.81	$16.39
Income from investment operations:
Net investment income	0.37 (a)	0.25 (a)	0.25	(a)
Net gain (loss) on investments (both realized and unrealized)	(1.37)	(0.37)	3.17
Total from investment operations	(1.00)	(0.12)	3.42
Less distributions:
Distributions from net investment income	(0.25)	(0.20)	0.00
Distributions from capital gains	(0.55)	(0.89)	0.00
Total distributions	(0.80)	(1.09)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$16.80	$18.60	$19.81
Total return	-4.85%	-0.75%	20.87%
Ratios/supplemental data:
Net assets, end of period ($million)	$449.0	$457.6	$148.4
Ratio of net expenses to average net assets	1.07%	1.02%	1.00	%†
Ratio of net investment income to average net assets	2.25%	1.32%	1.58	%†
Ratio of gross expenses to average net assets	1.14%	1.09%	1.07	%†
Portfolio turnover rate	21%	26%	39%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK GLOBAL SELECT FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$18.61	$19.81	$16.39
Income from investment operations:
Net investment income	0.35 (a)	0.27 (a)	0.23	(a)
Net gain (loss) on investments (both realized and unrealized)	(1.34)	(0.37)	3.19
Total from investment operations	(0.99)	(0.10)	3.42
Less distributions:
Distributions from net investment income	(0.26)	(0.21)	0.00
Distributions from capital gains	(0.55)	(0.89)	0.00
Total distributions	(0.81)	(1.10)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$16.81	$18.61	$19.81
Total return	-4.79%	-0.66%	20.87%
Ratios/supplemental data:
Net assets, end of period ($million)	$538.8	$780.8	$608.0
Ratio of net expenses to average net assets	1.01%	0.96%	0.94	%†
Ratio of net investment income to average net assets	2.15%	1.39%	1.46	%†
Ratio of gross expenses to average net assets	1.07%	1.03%	1.00	%†
Portfolio turnover rate	21%	26%	39%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK INTERNATIONAL FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$26.14	$28.77	$21.66	$21.34	$25.01
Income from investment operations:
Net investment income	0.64 (a)	0.60	0.44	0.36 (a)	0.46
Net gain (loss) on investments (both realized and unrealized)	(2.43)	(2.36)	7.01	1.04	(2.55)
Total from investment operations	(1.79)	(1.76)	7.45	1.40	(2.09)
Less distributions:
Distributions from net investment income	(0.44)	(0.39)	(0.34)	(0.50)	(0.51)
Distributions from capital gains	(1.03)	(0.48)	0.00	(0.58)	(1.07)
Total distributions	(1.47)	(0.87)	(0.34)	(1.08)	(1.58)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$22.88	$26.14	$28.77	$21.66	$21.34
Total return	-6.41%	-6.33%	34.88%	6.66%	-8.98%
Ratios/supplemental data:
Net assets, end of period ($million)	$14,446.5	$24,866.2	$31,058.2	$23,277.7	$25,915.2
Ratio of net expenses to average net assets	0.98%	0.96%	0.95%	1.00%	0.95%
Ratio of net investment income to average net assets	2.84%	1.84%	1.72%	1.72%	1.81%
Ratio of gross expenses to average net assets	1.04%	1.01%	1.00%	1.00%	0.95%
Portfolio turnover rate	35%	36%	41%	44%	48%

	ADVISOR CLASS
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$26.17	$28.82	$21.96
Income from investment operations:
Net investment income	0.76 (a)	0.70 (a)	0.53	(a)
Net gain (loss) on investments (both realized and unrealized)	(2.54)	(2.44)	6.33
Total from investment operations	(1.78)	(1.74)	6.86
Less distributions:
Distributions from net investment income	(0.50)	(0.43)	0.00
Distributions from capital gains	(1.03)	(0.48)	0.00
Total distributions	(1.53)	(0.91)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$22.86	$26.17	$28.82
Total return	-6.34%	-6.25%	31.24%
Ratios/supplemental data:
Net assets, end of period ($million)	$6,701.4	$5,757.4	$914.3
Ratio of net expenses to average net assets	0.90%	0.83%	0.81	%†
Ratio of net investment income to average net assets	3.35%	2.53%	2.42	%†
Ratio of gross expenses to average net assets	0.95%	0.88%	0.86	%†
Portfolio turnover rate	35%	36%	41%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK INTERNATIONAL FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2019	2018	2017(b)
Net asset value, beginning of period	$26.19	$28.82	$21.96
Income from investment operations:
Net investment income	0.73 (a)	0.63 (a)	0.46	(a)
Net gain (loss) on investments (both realized and unrealized)	(2.50)	(2.35)	6.40
Total from investment operations	(1.77)	(1.72)	6.86
Less distributions:
Distributions from net investment income	(0.50)	(0.43)	0.00
Distributions from capital gains	(1.03)	(0.48)	0.00
Total distributions	(1.53)	(0.91)	0.00
Redemption fees	0.00	0.00	0.00
Net asset value, end of period	$22.89	$26.19	$28.82
Total return	-6.27%	-6.16%	31.24%
Ratios/supplemental data:
Net assets, end of period ($million)	$9,457.3	$12,174.4	$7,658.7
Ratio of net expenses to average net assets	0.81%	0.79%	0.77	%†
Ratio of net investment income to average net assets	3.20%	2.25%	2.06	%†
Ratio of gross expenses to average net assets	0.86%	0.84%	0.83	%†
Portfolio turnover rate	35%	36%	41%

	SERVICE CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$26.26	$28.90	$21.74	$21.40	$25.07
Income from investment operations:
Net investment income	0.61 (a)	0.57	0.46	0.29 (a)	0.36 (a)
Net gain (loss) on investments (both realized and unrealized)	(2.48)	(2.42)	6.96	1.04	(2.55)
Total from Investment Operations	(1.87)	(1.85)	7.42	1.33	(2.19)
Less distributions:
Distributions from net investment income	(0.36)	(0.31)	(0.26)	(0.41)	(0.41)
Distributions from capital gains	(1.03)	(0.48)	0.00	(0.58)	(1.07)
Total distributions	(1.39)	(0.79)	(0.26)	(0.99)	(1.48)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.00	$26.26	$28.90	$21.74	$21.40
Total return	-6.70%	-6.59%	34.51%	6.32%	-9.31%
Ratios/supplemental data:
Net assets, end of period ($million)	$306.6	$442.9	$579.7	$532.3	$559.1
Ratio of net expenses to average net assets	1.24%	1.24%	1.22%	1.34%	1.33%
Ratio of net investment income to average net assets	2.68%	1.53%	1.38%	1.38%	1.48%
Ratio of gross expenses to average net assets	1.29%	1.29%	1.27%	1.34%	1.33%
Portfolio turnover rate	35%	36%	41%	44%	48%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK INTERNATIONAL SMALL CAP FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.34	$18.12	$14.84	$14.63	$16.38
Income from investment operations:
Net investment income	0.27 (a)	0.23 (a)	0.23 (a)	0.42 (a)	0.19 (a)
Net gain (loss) on investments (both realized and unrealized)	(0.89)	(1.37)	3.50	0.51	(0.78)
Total from investment operations	(0.62)	(1.14)	3.73	0.93	(0.59)
Less distributions:
Distributions from net investment income	(0.20)	(0.14)	(0.36)	(0.36)	(0.26)
Distributions from capital gains	(0.91)	(0.50)	(0.09)	(0.36)	(0.90)
Total distributions	(1.11)	(0.64)	(0.45)	(0.72)	(1.16)
Redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$14.61	$16.34	$18.12	$14.84	$14.63
Total return	-2.91%	-6.43%	25.98%	6.66%	-3.70%
Ratios/supplemental data:
Net assets, end of period ($million)	$546.4	$1,013.6	$1,835.5	$2,365.1	$2,852.0
Ratio of net expenses to average net assets	1.38%	1.36%	1.36%	1.38%	1.35%
Ratio of net investment income to average net assets	1.88%	1.32%	1.40%	2.97%	1.18%
Ratio of gross expenses to average net assets	1.38%	1.36%	1.36%	1.38%	1.35%
Portfolio turnover rate	39%	45%	34%	38%	46%

	ADVISOR CLASS
	Year Ended September 30,
	2019	2018	2017(c)
Net asset value, beginning of period	$16.33	$18.14	$14.16
Income from investment operations:
Net investment income	0.31 (a)	0.25	0.19	(a)
Net gain (loss) on investments (both realized and unrealized)	(0.90)	(1.38)	3.79
Total from investment operations	(0.59)	(1.13)	3.98
Less distributions:
Distributions from net investment income	(0.19)	(0.18)	0.00
Distributions from capital gains	(0.91)	(0.50)	0.00
Total distributions	(1.10)	(0.68)	0.00
Redemption fees	0.00 (b)	0.00 (b)	0.00	(b)
Net asset value, end of period	$14.64	$16.33	$18.14
Total return	-2.72%	-6.39%	28.11%
Ratios/supplemental data:
Net assets, end of period ($million)	$142.5	$346.6	$388.5
Ratio of net expenses to average net assets	1.26%	1.32%	1.21	%†
Ratio of net investment income to average net assets	2.13%	1.41%	1.29	%†
Ratio of gross expenses to average net assets	1.26%	1.32%	1.21	%†
Portfolio turnover rate	39%	45%	34%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK INTERNATIONAL SMALL CAP FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2019	2018	2017(c)
Net asset value, beginning of period	$16.36	$18.15	$14.16
Income from investment operations:
Net investment income	0.29 (a)	0.26	0.21	(a)
Net gain (loss) on investments (both realized and unrealized)	(0.90)	(1.36)	3.78
Total from investment operations	(0.61)	(1.10)	3.99
Less distributions:
Distributions from net investment income	(0.25)	(0.19)	0.00
Distributions from capital gains	(0.91)	(0.50)	0.00
Total distributions	(1.16)	(0.69)	0.00
Redemption fees	0.00 (b)	0.00 (b)	0.00	(b)
Net asset value, end of period	$14.59	$16.36	$18.15
Total return	-2.75%	-6.23%	28.18%
Ratios/supplemental data:
Net assets, end of period ($million)	$735.8	$863.3	$839.1
Ratio of net expenses to average net assets	1.23%	1.17%	1.14	%†
Ratio of net investment income to average net assets	2.03%	1.49%	1.47	%†
Ratio of gross expenses to average net assets	1.23%	1.17%	1.14	%†
Portfolio turnover rate	39%	45%	34%

	SERVICE CLASS
	Year Ended September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.21	$18.00	$14.75	$14.53	$16.26
Income from investment operations:
Net investment income	0.24 (a)	0.16 (a)	0.17 (a)	0.38 (a)	0.13 (a)
Net gain (loss) on investments (both realized and unrealized)	(0.88)	(1.34)	3.49	0.51	(0.77)
Total from Investment operations	(0.64)	(1.18)	3.66	0.89	(0.64)
Less distributions:
Distributions from net investment income	(0.15)	(0.11)	(0.32)	(0.31)	(0.19)
Distributions from capital gains	(0.91)	(0.50)	(0.09)	(0.36)	(0.90)
Total distributions	(1.06)	(0.61)	(0.41)	(0.67)	(1.09)
Redemption fees	0.00	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$14.51	$16.21	$18.00	$14.75	$14.53
Total return	-3.11%	-6.73%	25.56%	6.39%	-4.00%
Ratios/supplemental data:
Net assets, end of period ($million)	$1.0	$1.5	$2.1	$1.5	$1.9
Ratio of net expenses to average net assets	1.58%	1.71%	1.66%	1.69%	1.62%
Ratio of net investment income to average net assets	1.70%	0.93%	1.04%	2.69%	0.85%
Ratio of gross expenses to average net assets	1.58%	1.71%	1.66%	1.69%	1.62%
Portfolio turnover rate	39%	45%	34%	38%	46%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Commenced on 11/30/2016.

PROSPECTUS

You may obtain more information about the Oakmark Funds' investments in the Funds' semi-annual and annual reports to shareholders. These reports contain information on the market conditions and investment strategies that significantly affected the Oakmark Funds' performance during the last fiscal year.

You may wish to read the Statement of Additional Information for more information about the Oakmark Funds. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.

You may obtain free copies of the Oakmark Funds' semi-annual and annual reports and the Statement of Additional Information, request other information, and discuss your questions about the Oakmark Funds by writing or calling:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558
1-800-OAKMARK
(1-800-625-6275)

The requested documents will be sent within three business days of your request.

You also may obtain the Funds' Statement of Additional Information and the annual, semi-annual and quarterly reports to shareholders, along with other information, free of charge, by visiting Oakmark.com.

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to a household, even if more than one person in that household holds shares of the Funds. Call Oakmark at 1-800-OAKMARK (625-6275) if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Oakmark in writing at P.O. Box 219558, Kansas City, Missouri 64121-9558.

E-Delivery

Electronic copies of most financial reports and prospectuses are available on Oakmark.com. To participate in the Funds' electronic delivery program, visit the Oakmark Fund's website for more information.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's internet website at www.sec.gov. Copies of the Fund documents may be obtained, after paying the appropriate duplicating fee, by e-mail request at publicinfo@sec.gov.

Harris Associates Investment Trust

811-06279

HASPRO20-03